UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

FRANK FUNDS

(Exact Name of Registrant as Specified in Charter)

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

(Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

FRANK FUNDS

FRANK VALUE FUND

Class C – FNKCX

Institutional Class – FNKIX

Investor Class – FRNKX

LEIGH BALDWIN TOTAL RETURN FUND – LEBOX

CAMELOT EVENT DRIVEN FUND

Class A - EVDAX

Institutional Class - EVDIX

ANNUAL REPORT

June 30, 2018

To our Fellow Shareholders,

Frank Funds is proud to have welcomed the Camelot Event-Driven Fund to the Trust in the fiscal year ended June 30, 2018. Camelot Event-Driven Fund boasts a superior, soon to be 15-year track record in the Morningstar Multi-alternative space, with performance in the top decile across every time period including the 10-years ended June 30, 2018. Thomas Kirchner and Paul Hoffmeister head the portfolio management team, offering shareholders a unique strategy with low correlation. Frank Funds believes further expansion of its active fund offerings at a time when general stock strategies trade at dangerously high valuations will benefit its shareholders over the next half-cycle as well as the long-term.

Frank Value Fund Portfolio Performance

The Frank Value Fund (“Value Fund”) Investor Class lost -1.51% for the fiscal year ended June 30, 2018, compared to a gain of 14.37% for its benchmark, the S&P 500 Total Return Index. Since inception (7/21/04) on an annualized basis, the Value Fund has generated a return of 6.13%, compared to a gain of 8.92% for the S&P 500 Total Return Index.

Relative to the benchmark, the Value Fund experienced a challenging fiscal year in the Materials sector, driven primarily by stock allocation decisions. In the Gold & Silver Ores industry group, Barrick Gold Corporation, a major gold mining company, lowered its gold production expectations. Management has indicated this is an intentional decline in production as the company focuses on more profitable mines, thereby lowering its all-in sustaining costs. As such, the Value Fund continued to hold its stake in Barrick Gold Corporation during the fiscal year ended June 30, 2018.

The Value Fund experienced a strong year in the technology sector, driven by stock allocation decisions. In the Technology sector, Shutterfly, a photofinishing and custom merchandising company, posted revenue, operating income, and net income growth. The Value Fund sold its position in Shutterfly after a one-year holding period and 83% in capital gains due to full-valuation from multiple-expansion.

Frank Capital Partners LLC continues to position the Frank Value Fund defensively. The Advisor’s research process is based on unmovable, absolute-valuation pillars that have shown stocks to be in extreme territory for several years. Historically, maintaining an investment discipline similar to Frank Capital Partner’s has resulted in superior long-term returns. The Advisor believes the trends that have driven equity valuations to historical highs are temporary and based on an expansion in debt due to low interest rates. Since debt as a percentage of GDP continues to increase, the trend is both unsustainable and dangerous. Rising interest rates and increased levels of cost and wage inflation result in less and less dollars available to service the outstanding debt, which will cause credit spreads to widen, companies to enter financial distress, and asset prices to decline. Frank Capital Partners LLC is well-positioned to benefit from a mean-reversion of this nature, and the Advisor notes the high option-value in its cash positions.

Leigh Baldwin Total Return Fund Portfolio Performance

Leigh Baldwin, the advisor to the Leigh Baldwin Total Return Fund (“Baldwin Fund”), is beginning its eleventh year at the helm of LEBOX.  The on-going mantra of the Baldwin Fund remains the same, invest in high quality stocks that generally pay dividends and use options to simultaneously protect these equity investments from significant downturns. The goal of the fund is to outperform traditional equity and fixed income investments during periods of high volatility and/or rising interest rates.

The Baldwin Fund returned 0.59% for the year ending June 30, 2018 which compares to a 1.22% gain in the HFRX market neutral index during the same time period.

Camelot Event Driven Fund Portfolio Performance

The Camelot Event-Driven Fund Institutional Class returned 9.71% for the fiscal year ended June 30, 2018, compared to 14.37% for the S&P 500 Total Return Index.

Thank you for your investments.  We look forward to continue working with you.

Sincerely,

Brian Frank

President

Frank Funds Trust

Frank Value Fund – Investor Class

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2018

(UNAUDITED)

FUND/INDEX	1-YEAR	5-YEAR	10-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/18
Frank Value Fund - Investor Class	-1.51%	2.68%	6.23%	6.13%	$ 22,922
S&P 500 Total Return Index	14.37%	13.41%	10.17%	8.92%	$ 32,889

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 7/21/2004 for the Investor Class (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Per the fee table in the November 1, 2017 Prospectus, the Fund’s total annual operating expense ratio was 1.54% for Investor Class Shares.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

Frank Value Fund – Institutional Class

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2018

(UNAUDITED)

FUND/INDEX	1-YEAR	5-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/18
Frank Value Fund - Institutional Class	-1.25%	2.94%	7.12%	$ 16,925
S&P 500 Total Return Index	14.37%	13.41%	13.73%	$ 26,769

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 11/03/2010 for the Institutional Class (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Per the fee table in the November 1, 2017 Prospectus, the Fund’s total annual operating expense ratio was 1.29% for Institutional Class Shares.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

Frank Value Fund – Class C

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2018

(UNAUDITED)

FUND/INDEX	1-YEAR	5 Year	SINCE INCEPTION	VALUE AS OF 6/30/18
Frank Value Fund - Class C	-2.18%	1.93%	7.06%	$ 16,992
S&P 500 Total Return Index	14.37%	13.41%	14.28%	$ 28,210

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 9/23/2010 for Class C (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Per the fee table in the November 1, 2017 Prospectus, the Fund’s total annual operating expense ratio was 2.29% for Class C Shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

Leigh Baldwin Total Return Fund

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2018

FUND/INDEX	1-YEAR	5-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/18
Leigh Baldwin Fund	0.59%	-0.42%	-1.31%	$ 8,776
S&P 500 Index	14.37%	13.41%	10.36%	$ 26,562
HFRX Equity Market Neutral Index	1.22%	1.35%	-0.68%	$ 9,347

    Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 8/1/2008 (commencement of investment operations).  Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Equity Market Neutral strategies employ sophisticated quantitative techniques of analyzing price data to ascertain information about future price movement and relationships between securities, select securities for purchase and sale. These can include both Factor-based and Statistical Arbitrage/Trading strategies. Factor-based investment strategies include strategies in which the investment thesis is predicated on the systematic analysis of common relationships between securities. In many but not all cases, portfolios are constructed to be neutral to one or multiple variables, such as broader equity markets in dollar or beta terms, and leverage is frequently employed to enhance the return profile of the positions identified. Statistical Arbitrage/Trading strategies consist of strategies in which the investment thesis is predicated on exploiting pricing anomalies which may occur as a function of expected mean reversion inherent in security prices; high frequency techniques may be employed and trading strategies may also be employed on the basis on technical analysis or opportunistically to exploit new information the investment manager believes has not been fully, completely or accurately discounted into current security prices.

Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus.

Per the fee table in the November 1, 2017 Prospectus the Fund’s total annual operating expenses ratio was 3.53%. The Adviser has contractually agreed to limit its fees and reimburse expenses, subject to certain limitations, until at least October 31, 2023. After waiver the Fund’s net expense ratio in the November 1, 2017 Prospectus was 1.82%.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

Camelot Event Driven Fund – Class A

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2018

(UNAUDITED)

FUND/INDEX	1-YEAR	5-YEAR	10-YEAR	SINCE INCPETION	VALUE AS OF 6/30/18
Camelot Event Driven Fund - Class A (with load)	3.41%	4.35%	4.43%	5.52%	$ 21,915
Camelot Event Driven Fund - Class A (without load)	9.41%	5.54%	5.02%	5.93%	$ 23,188
S&P 500 Total Return Index	14.37%	13.41%	10.17%	9.26%	$ 36,463

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 11/21/2003 for Class A (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Class A shares of the Fund have a maximum sales charge of 5.50%.

Per the fee table in the June 27, 2018 Prospectus the Fund’s total annual operating expenses ratio was 2.80%. The Adviser has contractually agreed to limit its fees and reimburse expenses, subject to certain limitations, until at least June 30, 2019. After waiver the Fund’s net expense ratio in the June 27, 2018 Prospectus was 2.00%.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (866) 706-9790.

Camelot Event Driven Fund – Institutional Class

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2018

(UNAUDITED)

FUND/INDEX	1-YEAR	5-YEAR	SINCE INCPETION	VALUE AS OF 6/30/18
Camelot Event Driven Fund - Institutional Class	9.71%	5.82%	4.70%	$ 14,478
S&P 500 Total Return Index	14.37%	13.41%	14.89%	$ 30,649

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 06/07/2010 for the Institutional Class (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Per the fee table in the June 27, 2018 Prospectus the Fund’s total annual operating expenses ratio was 2.55%. The Adviser has contractually agreed to limit its fees and reimburse expenses, subject to certain limitations, until at least June 30, 2019. After waiver the Fund’s net expense ratio in the June 27, 2018 Prospectus was 1.75%.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (866) 706-9790.

FRANK VALUE FUND

PORTFOLIO ANALYSIS

JUNE 30, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Frank Value Fund (the “Value Fund”) by the industry sectors, while the underlying securities represent a percentage of the portfolio of investments.

Basic Materials
6.12%
Communication Services
4.80%
Consumer Cyclical
2.09%
Corporate Bonds
8.08%
Financial Services
7.15%
Money Market Fund
11.19%
Technology
1.08%
U.S. Government Agencies &
Obligations
59.49%

Sectors are based on Morningstar® classifications.

Portfolio composition subject to change.

LEIGH BALDWIN TOTAL RETURN FUND

           PORTFOLIO ANALYSIS

              JUNE 30, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) by the industry sectors or investment type, while the underlying securities represent a percentage of the portfolio of investments.

Communication Services
2.77%
Consumer Cyclical
12.78%
Consumer Defensive
6.82%
Energy
10.42%
Exchange Traded Funds
10.55%
Financial Services
4.08%
Healthcare
6.53%
Industrials
12.37%
Technology
13.48%
Money Market Fund
20.20%

Sectors are based on Morningstar® classifications.

The above chart excludes Written Options.  Purchased options are represented by the underlying security sector.

Portfolio composition subject to change.

CAMELOT EVENT DRIVEN FUND

PORTFOLIO ANALYSIS

JUNE 30, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Camelot Event Driven Fund (the “Camelot Fund”) by the industry sectors or investment type, while the underlying securities represent a percentage of the portfolio of investments.

Categorizations above are made using Morningstar® classifications.

Portfolio composition is subject to change.

Excludes securities sold short and written options. Purchased options are represented by the underlying security sector.

	Value Fund
	Schedule of Investments
	June 30, 2018

Shares		Value

COMMON STOCKS - 21.04%

Cable & Other Pay Television Services - 4.76%
15,595	Liberty Latin America Ltd. Class A *	$ 298,177
25,869	Liberty Latin America Ltd. Class C *	501,341
		799,518
Electronic Computers - 1.07%
971	Apple, Inc.	179,742

Fire, Marine & Casualty Insurance - 7.08%
4,059	Berkshire Hathaway, Inc. Class B *	757,612
30,490	Greenlight Capital Reinsurance, Ltd. Class A *	432,958
		1,190,570
Gold and Silver Ores - 6.06%
36,055	Barrick Gold Corp.	473,402
39,780	Goldcorp, Inc.	545,384
		1,018,786
Patent Owners & Lessors - 2.07%
43,003	Liberty Tax, Inc.	347,249

TOTAL FOR COMMON STOCKS (Cost $2,990,451) - 21.04%		3,535,865

CORPORATE BONDS - 8.01% (●)

Cigarettes - 2.66%
450,000	Philip Morris International, Inc. 1.625%, 02/21/2019	446,915

Electromedical & Electrotherapeutic Apparatus - 1.18%
200,000	Medtronic Global Holdings S.C.A. 1.70%, 03/28/2019	198,716

Finance Services - 1.80%
303,000	American Express Co. 2.125%, 03/18/2019	301,837

National Commercial Banks - 2.37%
400,000	WFC Holdings Corp. 2.125%, 04/22/2019	397,745

TOTAL FOR CORPORATE BONDS (Cost $1,350,603) - 8.01%		1,345,213

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 58.91% (●)

U.S. Treasury Note Bonds - 58.91%
2,500,000	U.S. Treasury Bill 0.00%, 07/19/2018	2,497,950
2,500,000	U.S. Treasury Bill 0.00%, 09/13/2018	2,490,470
1,000,000	U.S. Treasury Note 1.125%, 12/31/2019	980,195
1,000,000	U.S. Treasury Note 1.125%, 02/28/2019	992,617
1,000,000	U.S. Treasury Note 1.25%, 03/31/2019	992,422
1,000,000	U.S. Treasury Note 1.125%, 04/30/2020	975,117
1,000,000	U.S. Treasury Note 1.375%, 01/31/2021	969,492

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $9,924,750) - 58.91%		9,898,263

MONEY MARKET FUND - 11.08%
1,862,470	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio 1.71% **	1,862,470
TOTAL FOR MONEY MARKET FUND (Cost $1,862,470) - 11.08%		1,862,470

TOTAL INVESTMENTS (Cost $16,128,274) *** - 99.04%		16,641,811

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.96%		161,499

NET ASSETS - 100.00%		$ 16,803,310

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2018.
*** Refer to Note 10 for tax cost.
● Level 2 Security
The accompanying notes are an integral part of these financial statements.

	Baldwin Fund
	Schedule of Investments
	June 30, 2018

Shares		Value

COMMON STOCKS - 66.21%

Air Courier Services - 3.74%
400	FedEx Corp.	$ 90,824

Air Transportation, Scheduled - 4.08%
2,000	Delta Air Lines, Inc.	99,080

Biological Products (No Diagnostic Substances) - 4.50%
400	Amgen, Inc.	73,836
500	Gilead Sciences, Inc.	35,420
		109,256
Electronic Computers - 0.54%
2,000	Fitbit, Inc. Class A *	13,060

Farm Machinery & Equipment - 3.46%
600	Deere & Co.	83,880

Finance Services - 1.21%
300	American Express Co.	29,400

National Commercial Bank - 2.06%
1,000	US Bancorp	50,020

Oil & Gas Field Services, Nec - 3.32%
1,200	Schlumberger Ltd.	80,436

Petroleum Refining - 6.76%
1,000	Exxon Mobil Corp.	82,730
2,000	Suncor Energy, Inc. (Canada)	81,360
		164,090
Pharmaceutical Preparations - 1.82%
800	Bristol-Myers Squibb Co.	44,272

Retail Department Stores - 3.09%
2,000	Macy's, Inc.	74,860

Retail-Grocery Stores - 5.07%
2,000	Kroger, Inc.	56,900
3,000	Sprouts Farmers Market, Inc. *	66,210
		123,110
Rubber & Plastics Footwear - 3.28%
1,000	Nike, Inc. Class B	79,680

Semiconductors & Related Devices - 11.79%
1,000	Advanced Micro Devices, Inc. *	14,990
1,500	Applied Materials, Inc.	69,285
400	Broadcom, Inc.	97,056
2,000	Micron Technology, Inc. *	104,880
		286,211
Services-Business Services, NEC - 3.87%
400	Alibaba Group Holding Ltd. (China) *	74,212
100	Mastercard, Inc. Class A	19,652
		93,864
Services-Computer Programming, Data Processing, Etc. - 0.54%
1,000	Snap, Inc. Class A	13,090

Services-Personal Services - 2.82%
3,000	H&R Block, Inc.	68,340

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.61%
500	The Proctor & Gamble Co.	39,030

Telephone Communications (No Radio) - 2.65%
2,000	AT&T, Inc.	64,220

TOTAL FOR COMMON STOCKS (Cost $1,627,277) - 66.21%		1,606,723

EXCHANGE TRADED FUNDS - 10.33%
1,000	Alerian MLP ETF	10,100
600	SPDR Dow Jones Industrial Average ETF Trust	145,638
800	SPDR Gold Shares *	94,920
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $257,359) - 10.33%		250,658

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $109,639) - 4.77%		115,683

MONEY MARKET FUND - 20.59%
499,557	Fidelity Government Fund Class I 1.80% **	499,557
TOTAL FOR MONEY MARKET FUND - (Cost $499,557) 20.59%		499,557

TOTAL INVESTMENTS (Cost $2,493,832) *** - 101.90%		2,472,621

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $80,086) - (3.51)%		(85,220)

ASSETS IN EXCESS OF LIABILITIES, NET - 1.61%		39,167

NET ASSETS - 100.00%		$ 2,426,568

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2018.
*** Refer to Note 10 for tax cost.
The accompanying notes are an integral part of these financial statements.

Baldwin Fund
Schedule of Purchased Options
June 30, 2018

PUT OPTIONS - 4.77% *

Contracts	Underlying Security	Notional Amount	Exercise Price	Expiration	Fair Value

1,000	Advanced Micro Devices, Inc.	11,000	11.00	7/20/2018	$ 20

1,000	Alerian MLP ETF	10,000	10.00	10/19/2018	450

200	Alibaba Group Holding Ltd. (China)	42,000	210.00	8/17/2018	5,230

200	Alibaba Group Holding Ltd. (China)	42,000	210.00	9/21/2018	5,448

300	American Express Co.	28,500	95.00	7/20/2018	363

200	Amgen, Inc.	37,000	185.00	7/20/2018	700

400	Amgen, Inc.	74,000	185.00	10/17/2018	2,484

1,000	Applied Materials, Inc.	50,000	50.00	7/20/2018	3,800

500	Applied Materials, Inc.	27,500	55.00	10/19/2018	4,580

2,000	AT&T, Inc.	68,000	34.00	7/20/2018	4,320

400	Bristol-Myers Squibb Co.	22,000	55.00	8/17/2018	688

800	Bristol-Myers Squibb Co.	44,000	55.00	1/18/2019	3,000

400	Broadcom, Inc.	104,000	260.00	8/17/2018	7,240

600	Deere & Co.	90,000	150.00	8/17/2018	7,242

2,000	Delta Air Lines, Inc.	110,000	55.00	8/17/2018	11,700

1,000	Exxon Mobil Corp.	77,500	77.50	8/17/2018	760

400	FedEx Corp	104,000	260.00	10/19/2018	13,240

1,000	Fitbit, Inc. Class A ●	8,000	8.00	8/8/2018	1,660

1,000	Fitbit, Inc. Class A ●	8,000	8.00	11/16/2018	1,910

500	Gilead Sciences, Inc.	36,250	72.50	7/20/2018	1,135

1,000	H&R Block, Inc.	24,000	24.00	7/20/2018	1,290

2,000	H&R Block, Inc. ●	48,000	24.00	10/19/2018	4,500

2,000	Macy's, Inc.	60,000	30.00	8/17/2018	860

100	Mastercard, Inc. Class A	18,000	180.00	7/20/2018	45

2,000	Micron Technology, Inc.	88,000	44.00	7/20/2018	280

1,000	Nike, Inc. Class B	72,500	72.50	10/19/2018	1,520

1,200	Schlumberger Ltd.	90,000	75.00	9/21/2018	10,044

1,000	Snap, Inc. Class A	14,000	14.00	7/20/2018	1,130

600	SPDR Dow Jones Industrial Average ETF Trust	148,200	247.00	9/21/2018	4,740

800	SPDR Gold Shares	100,000	125.00	7/20/2018	5,024

2,000	Sprouts Farmers Market, Inc.	45,000	22.50	7/20/2018	1,600

1,000	Sprouts Farmers Market, Inc.	22,500	22.50	9/21/2018	1,500

2,000	Suncor Energy, Inc. (Canada) ●	78,000	39.00	9/21/2018	2,440

1,000	The Kroger Co.	26,000	26.00	7/20/2018	100

1,000	The Kroger Co.	26,000	26.00	8/17/2018	270

1,000	The Proctor & Gamble Co.	80,000	80.00	7/20/2018	2,900

1,000	US Bancorp	50,000	50.00	9/21/2018	1,470

	Total Put Options (Premiums Paid $109,639) - 4.77%				$ 115,683

TOTAL PURCHASED OPTIONS (Premiums Paid $109,639) - 4.77%					$ 115,683

* Non-income producing securities during the period.
● Level 2 Security
The accompanying notes are an integral part of these financial statements.

Baldwin Fund
Schedule of Written Options
June 30, 2018

WRITTEN OPTIONS - 3.51%*

Contracts	Underlying Security	Notional Amount	Exercise Price	Expiration	Fair Value

1,000	Advanced Micro Devices, Inc.	11,000	11.00	7/20/2018	$ 4,150

1,000	Alerian MLP ETF	10,000	10.00	10/19/2018	600

200	Alibaba Group Holding Ltd. (China)	42,000	210.00	8/17/2018	438

200	Alibaba Group Holding Ltd. (China)	42,000	210.00	9/21/2018	790

300	American Express Co.	28,500	95.00	7/20/2018	1,386

200	Amgen, Inc.	37,000	185.00	8/17/2018	1,200

500	Applied Materials, Inc.	27,500	55.00	10/19/2018	440

1,000	Applied Materials, Inc.	50,000	50.00	7/20/2018	330

1,000	AT&T, Inc.	34,000	34.00	7/20/2018	50

1,000	AT&T, Inc.	35,000	35.00	7/20/2018	30

400	Bristol-Myers Squibb Co.	22,000	55.00	1/18/2019	1,700

400	Broadcom, Inc.	104,000	260.00	8/17/2018	1,200

300	Deere & Co.	45,000	150.00	8/17/2018	915

1,000	Delta Air Lines, Inc.	55,000	55.00	8/17/2018	390

1,000	H&R Block, Inc.	24,000	24.00	7/20/2018	200

2,000	H&R Block, Inc.	48,000	24.00	10/19/2018	2,140

2,000	Macy's, Inc.	60,000	30.00	8/17/2018	16,700

100	Mastercard, Inc. Class A	18,000	180.00	7/20/2018	1,805

2,000	Micron Technology, Inc. ●	88,000	44.00	7/20/2018	17,600

1,000	Nike, Inc. Class B	72,500	72.50	10/19/2018	9,300

1,000	Snap, Inc. Class A	14,000	14.00	7/20/2018	290

600	SPDR Dow Jones Industrial Average ETF Trust	148,200	247.00	9/21/2018	3,180

800	SPDR Gold Shares	100,000	125.00	7/20/2018	56

2,000	Sprouts Farmers Market, Inc. ●	45,000	22.50	7/20/2018	1,000

1,000	Sprouts Farmers Market, Inc.	22,500	22.50	9/21/2018	1,300

2,000	Suncor Energy, Inc. ●	78,000	39.00	9/21/2018	5,960

1,000	The Kroger Co.	26,000	26.00	7/20/2018	2,690

1,000	The Kroger Co.	26,000	26.00	8/17/2018	2,810

1,000	US Bancorp ●	50,000	50.00	9/21/2018	1,970

1,000	Exxon Mobil Corp.	79,000	79.00	7/20/2018	4,600

	TOTAL WRITTEN OPTIONS (Premiums Received $80,086) - 3.51%				$ 85,220

* Non-income producing securities during the period.
● Level 2 Security
The accompanying notes are an integral part of these financial statements.

	Camelot Fund
	Schedule of Investments
	June 30, 2018

Shares		Value

COMMON STOCKS - 37.56%

Agriculture - 0.00%
240,000	Black Earth Farming Ltd. ADR ^ †	$ 831

Automotive - 0.04%
5,926	Exide Technologies ^	8,593

Biotech & Pharma - 0.00%
167,850	Inyx, Inc. ● *	369

Chemicals - 5.72%
500	Linde AG (Germany)	104,246
34,576	MPM Holdings, Inc. *	1,166,940
		1,271,186
Consumer Products - 4.92%
3,000	Colgate Palmolive Co. (a)	194,430
2,000	Kimberly Clark Corp.	210,680
8,000	Kraft Heinz Co. (b)	502,560
2,000	Hershey Co.	186,120
		1,093,790
Gaming, Lodging & Restaurants - 0.68%
10,000	Guoco Group Ltd. (Hong Kong)	150,391

Hardware - 4.36%
124,229	IEC Electronics Corp. *	724,255
8,011	Medion AG (Germany)	147,965
4,000	Xerox Corp.	96,000
		968,220
Healthcare Facilities & Services - 2.85
29,650	Brookdale Senior Living, Inc. (a) *	269,518
11,796	McKesson Europe AG (Germany)	364,043
		633,561
Holding Companies - 0.00%
400	Stoneleigh Partners Acquisition Corp. ^ † *	0

Home & Office Products - 0.52%
4,500	Newell Brands, Inc.	116,055

IT Services - 0.00%
65,000	Computer Horizons Corp. ^ † *	0

Media - 2.33%
50,000	30DC, Inc. ● *	155
4,000	Dish Network Corp. *	134,440
8,500	Liberty Media Corp-Liberty SiriusXM *	382,925
		517,520
Medical Equipment & Devices - 1.00%
2,000	Zimmer Biomet Holdings, Inc. (b)	222,880

Mining - 0.00%
109,444	Sacre-Coeur Minerals Ltd. (Canada) ^ † *	0

Oil, Gas & Coal - 1.72%
551	Dommo Energia SA ADR ●	22,085
12,178	Ocean Rig UDW, Inc. (Cayman Islands) *	359,007
		381,092
Real Estate - 3.88%
45,000	Conwert Immobilien Invest SE (Austria) ^	0
25,800	CA Immobilien Anlagen AG (Austria)	860,772
		860,772
Semiconductors - 1.01%
4,000	Qualcomm, Inc.	224,480

Technology Services - 5.10%
17,000	comScore, Inc. *	370,600
9,000	Dell Technologies, Inc. Class V (a) *	761,220
		1,131,820
Telecom - 3.39%
9,000	GCI Liberty, Inc. (b) *	405,720
64,529	NII Holdings, Inc. *	251,663
13,000	Telecom Italia SpA ADR	95,420
		752,803
Waste & Environmental Services & Equipment - 0.04%
43,000	Strategic Environmental & Energy Resources, Inc. ^ *	8,510

Escrow Shares - 0.00%
1,777	Exide Technologies ^ †	0
200	Petrocorp., Inc. ^ † *	0
		0

TOTAL FOR COMMON STOCKS (Cost $10,012,706) - 37.56%		8,342,873

ASSET-BACKED SECURITIES - 0.84%
6,481	AFC Home Equity Loan Trust Series 2000-02 Class 1A 2.88113% (1 Month LIBOR USD + 0.390%), 6/25/2030 ** + ●	5,702
160,621	Citigroup Mortgage Loan Trust Inc. Series 2005-OPT1 Class M3 2.79613% (1 Month LIBOR USD + 0.470%), 2/25/2035 ** + ●	153,790
649,319	Countrywide Asset-Backed Certificates Series 2007-11 Class 2M2 2.41113 (1 Month LIBOR USD + 0.320%), 6/25/2047 ** + ●	16,046
11,746	Countrywide Home Equity Loan Trust Series 2005-A Class 2A 2.31325% (1 Month LIBOR USD + 0.240%), 4/15/2035 ** + ●	11,281
960,000	Countrywide Alternative Loan Series 07-0A7 Class A3 0.5017% (1 Month LIBOR USD + 0.300%) 5/25/2047 ** + ^	0
TOTAL FOR ASSET-BACKED SECURITIES (Cost $173,947) - 0.84%		186,819

CLOSED-END FUNDS - 9.89%
30,000	Altaba, Inc. (a) (b) *	2,196,300
TOTAL FOR CLOSED-END FUNDS (Cost $1,601,700) - 9.89%		2,196,300

CONVERTIBLE BONDS - 2.26%

Banking - 2.26%
500,000	BNP Paribas Fortis SA (France) 1.671% (3 Month EURIBOR + 2.000%), Perpetual ** + ● €	502,430

TOTAL FOR CONVERTIBLE BONDS (Cost $559,592) - 2.26%		502,430

CORPORATE BONDS - 9.38%

Automotive - 2.53%
183,169	Exide Technologies 7.00%, 4/30/2025 ●	119,060
493,193	Exide Technologies 11.00%, 4/30/2022 ● # †	441,408
1,000,000	Exide Technologies 8.625%, 2/12/2018 + ^ †	0
		560,468
Diversified Financial Services - 3.19%
5,000,000	Hellas Telecommunication Luxembourg II SCA (United Kingdom) 6.054%, 1/15/2015 + ^ # †	6,250
110,000	Lehman Brothers Holdings, Inc. 5.98%, 2/17/2015 + ●	3,355
130,000	Lehman Brothers Holdings, Inc. 7.27%, 7/08/2014 + ●	3,900
100,000	Lehman Brothers Holdings, Inc. 7.00%, 1/28/2020 + ●	3,000
100,000	Lehman Brothers Holdings, Inc. 5.50%, 2/27/2020 + ●	3,000
100,000	Lehman Brothers Holdings, Inc. 8.25%, 9/23/2020 + ●	3,000
200,000	Lehman Brothers Holdings, Inc. 8.75%, 2/14/2023 + ●	6,000
1,000,000	Twin Reefs Pass-Through Trust 0.00%, Perpetual + ^ # †	680,000
		708,505
Media - 1.48%
58,000	iHeart Communications, Inc., 9.00%, 3/01/2021 + ●	43,790
276,000	iHeart Communications, Inc., 11.25%, 3/01/2021 + ●	209,760
100,000	iHeart Communications, Inc., 9.00%, 9/15/2022 + ●	76,000
		329,550
Oil, Gas & Coal - 0.35%
3,500,000	OGX Austria GMBH 8.50%, 6/01/2018 + ^ †	35
550,000	Seadrill Ltd. (United Kingdom) 5.625%, 9/15/2017 + ● #	77,000
		77,035
Retail - 1.83%
500,000	The Neiman Marcus Group LLC. 7.125%, 6/01/2028 ●	407,500

Venture Capital - 0.00%
25,000	Infinity Capital Group 7.00%, 12/31/49 + ^ †	0

TOTAL FOR CORPORATE BONDS (Cost $2,228,394) - 9.38%		2,083,058

ESCROW NOTES - 0.00%
20,000	Mirant Corp. + ^ †	0
300,000	NewPage Corp. + ^ †	0
TOTAL FOR ESCROW NOTES (Cost $196,568) - 0.00%		0

MORTGAGE-BACKED SECURITIES - 0.45%
616,266	Federal Home Loan Mortgage Corp. Series 3756 Class IG 4.00%, 11/15/2037 ●	3
650,339	GSR Mortgage Loan Trust Series 2005-5F Class B2 5.74085%, 6/25/2035 ● ~	100,453
TOTAL FOR MORTGAGE-BACKED SECURITIES (Cost $498,100) - 0.45%		100,456

MUNICIPAL BONDS - 2.78%

Puerto Rico - 2.78%
50,000	Puerto Rico Public Buildings Authority Series U 5.00%, 7/01/2018 + ●	19,612
40,000	Puerto Rico Public Buildings Authority Series C 5.75%, 7/01/2019 + ●	15,690
55,000	Puerto Rico Public Buildings Authority Series N 5.50%, 7/01/2027 + ●	21,574
50,000	Puerto Rico Public Buildings Authority Series D 5.25%, 7/01/2036 + ●	19,612
410,000	Puerto Rico Public Buildings Authority Series N 5.00%, 7/01/2037 + ●	160,822
215,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 4.85%, 8/01/2036 + ●	180,869
85,000	University of Puerto Rico Series P 5.00%, 6/01/2019 ●	75,450
30,000	University of Puerto Rico Series P 5.00%, 6/01/2020 ●	23,475
25,000	University of Puerto Rico Series P 5.00%, 6/01/2024 ●	19,313
10,000	University of Puerto Rico Series P 5.00%, 6/01/2026 ●	7,725
25,000	University of Puerto Rico Series P 5.00%, 6/01/2030 ●	19,313
25,000	University of Puerto Rico Series Q 5.00%, 6/01/2030 ●	19,313
15,000	University of Puerto Rico Series Q 5.00%, 6/01/2021 ●	11,588
30,000	University of Puerto Rico Series Q 5.00%, 6/01/2036 ●	23,175
TOTAL FOR MUNICIPAL BONDS (Cost $445,513) - 2.78%		617,531

PREFERRED STOCKS - 2.29%

Government Agencies - 2.20%
4,500	Federal Home Loan Mortgage Corp. Series F 5.00%, Perpetual	42,750
9,500	Federal Home Loan Mortgage Corp. Series M 0.00%, Perpetual	87,875
1,000	Federal Home Loan Mortgage Corp. Series Q 0.00%, Perpetual **	9,450
25,000	Federal Home Loan Mortgage Corp. Series S 0.00%, Perpetual ** ●	237,250
8,300	Federal Home Loan Mortgage Corp. Series V 5.57%, Perpetual	43,907
2,674	Federal Home Loan Mortgage Corp. Series W 5.66%, Perpetual ●	14,547
10,000	Federal Home Loan Mortgage Corp. Series X 6.02%, Perpetual	53,000
		488,779
Insurance - 0.09%
10	MBIA Insurance Corp. 4.707%, Perpetual ^ # †	20,000

Oil, Gas & Coal - 0.00%
3	GeoMet, Inc. Convertible Series A 12.50%, Perpetua ** ● †	0

TOTAL FOR PREFERRED STOCKS (Cost $1,099,288) - 2.29%		508,779

RIGHTS - 0.70%

Oil, Gas & Coal - 0.70%
155,336	Seadrill Ltd. (United Kingdom) ●	155,336

TOTAL FOR RIGHTS (Cost $155,336) - 0.70%		155,336

STRUCTURED NOTE - 5.38%
212	Heineken Holding NV Exp. 3/11/2019 ●	1,194,211

TOTAL FOR STRUCTURED NOTE (Cost $1,217,516) - 5.38%		1,194,211

WARRANTS - 0.03%

Insurance - 0.03%
5,700	FGL Holdings (Bermuda) Exp. 12/2022 (Notional Value $65,500)	6,669

TOTAL FOR WARRANTS (Cost $9,132) - 0.03%		6,669

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $684,678) - 2.29%		509,454

BANK DEPOSIT ACCOUNTS - 17.65%
150,314	Collateral Huntington Conservative Deposit Account 1.75% ** (b)	150,314
3,771,878	Huntington Conservative Deposit Account 1.75% **	3,771,878
TOTAL FOR BANK DEPOSIT ACCOUNTS - (Cost $3,922,192) - 17.65%		3,922,192

TOTAL INVESTMENTS (Cost $22,804,662) *** - 91.50%		20,326,108

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $205,534) - (0.62)%		(138,156)

INVESTMENTS IN SECURITIES SOLD SHORT, AT VALUE (Proceeds $1,372,726) - (8.46)%		(1,878,859)

ASSETS IN EXCESS OF LIABILITIES, NET - 17.58%		3,904,694

NET ASSETS - 100.00%		$ 22,213,787

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2018.
*** Refer to Note 10 for tax cost.
ADR - American Depositary Receipt.
(a) Subject to written option contracts.
(b) All or a portion of this security is held as collateral for securities sold short. Total value of collateral for securities sold short is $3,107,136.
+ Default Bonds
● Level 2 Security
~ Variable Rate Security. The coupon is based on an underlying pool of loans.
^ Indicates a fair valued security. Total market value for fair valued securities is $724,219 representing 3.26% of net assets and Level 3 securities.

# Indicates securities that may be sold to "qualified institutional buyers" pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended, is $1,224,658 representing 5.51% of net assets.

† Indicates an illiquid security. Total market value for illiquid securities is $1,148,524, representing 5.16% of net assets.
€ Principal denominated in Euros.
The accompanying notes are an integral part of these financial statements.

Camelot Fund
Schedule of Purchased Options
June 30, 2018

CALL OPTIONS - 1.20% *

Contracts	Underlying Security	Notional Amount	Exercise Price	Expiration	Fair Value

5,500	Altaba, Inc.	$ 440,000	$ 80.00	1/18/2019	$ 22,000

8,000	Altaba, Inc.	600,000	75.00	10/19/2018	34,000

10,000	Arconic, Inc. ●	200,000	20.00	1/17/2020	19,500

30,000	Arconic, Inc.	600,000	20.00	1/18/2019	24,000

20,000	Arconic, Inc. ●	460,000	23.00	7/20/2018	800

10,000	AT&T, Inc.	340,000	34.00	1/18/2019	9,500

25,000	Colgate-Palmolive Co.	1,875,000	75.00	8/17/2018	3,500

11,500	Comcast Corp. Class A	402,500	35.00	9/21/2018	12,305

10,000	The Hain Celestial Group, Inc.	300,000	30.00	8/17/2018	17,500

16,000	Newell Brands, Inc.	448,000	28.00	1/18/2019	29,600

6,000	NXP Semiconductors NV (Netherlands)	660,000	110.00	7/20/2018	33,600

7,000	NXP Semiconductors NV (Netherlands)	770,000	110.00	8/17/2018	54,600

25,000	The Proctor & Gamble Co.	2,062,500	82.50	7/20/2018	3,000

25,000	The Proctor & Gamble Co.	2,312,500	92.50	9/21/2018	2,250

	Total Call Options (Premiums Paid $452,467) - 1.20%				$ 266,155

PUT OPTIONS - 1.09% *

Contracts	Underlying Security	Notional Amount	Exercise Price	Expiration	Fair Value

6,000	Dell Technologies, Inc. Class V ●	450,000	75.00	10/19/2018	$ 20,400

20,000	Invesco CurrencyShares Euro Currency Trust	2,240,000	112.00	9/21/2018	27,000

46,700	Sirius XM Holdings, Inc.	326,900	7.00	1/18/2019	35,959

14,000	SPDR S&P 500 ETF Trust	3,780,000	270.00	9/21/2018	87,080

4,000	SPDR S&P 500 ETF Trust	1,104,000	276.00	9/21/2018	34,160

3,000	Vmware, Inc. ●	465,000	155.00	7/20/2018	38,700

	Total Put Options (Premiums Paid $232,211) - 1.09%				$ 243,299

TOTAL PURCHASED OPTIONS (Premiums Paid $684,678) - 2.29%					$ 509,454

* Non-income producing securities during the period.
● Level 2 Security
The accompanying notes are an integral part of these financial statements.

Camelot Fund
Schedule of Written Options
June 30, 2018

CALL OPTIONS - 0.58%*

Contracts	Underlying Security	Notional Amount	Exercise Price	Expiration	Fair Value

13,500	Altaba, Inc.	1,113,750	82.50	7/20/2018	$ 2,025

15,000	Brookdale Senior Living, Inc. ●	135,000	9.00	7/20/2018	7,500

25,000	Colgate-Palmolive Co. ●	2,000,000	80.00	8/17/2018	2,125

6,000	Dell Technologies, Inc. Class V ●	540,000	90.00	10/19/2018	38,400

20,000	Invesco CurrencyShares Euro Currency Trust	2,240,000	112.00	9/21/2018	37,000

6,000	NXP Semiconductors NV (Netherlands)	750,000	125.00	7/20/2018	4,200

7,000	NXP Semiconductors NV (Netherlands)	875,000	125.00	8/17/2018	9,100

46,700	Sirius XM Holdings, Inc.	326,900	7.00	1/18/2019	22,416

3,000	Vmware, Inc.	465,000	155.00	7/20/2018	6,690

	Total Call Options (Premiums Received $183,660) - 0.58%				$ 129,456

PUT OPTIONS - 0.04%*

Contracts	Underlying Security	Notional Amount	Exercise Price	Expiration	Fair Value

6,000	Dell Technologies, Inc. Class V	360,000	60.00	10/19/2018	$ 4,950

2,500	NXP Semiconductors NV (Netherlands)	225,000	90.00	8/17/2018	3,750

	Total Put Options (Premiums Received $21,874) - 0.04%				$ 8,700

TOTAL WRITTEN OPTIONS (Premiums Received $205,534) - 0.62%					$ 138,156

* Non-income producing securities during the period.
● Level 2 Security
The accompanying notes are an integral part of these financial statements.

Camelot Fund
Schedule of Securities Sold Short
June 30, 2018

Shares		Value

COMMON STOCKS * - 8.46%

Cable & Other Pay Television Services
4,452	Liberty Broadband Corp.	$ 337,105

Services-Business Services
8,310	Alibaba Group Holding Ltd. ADR	1,541,754

SECURITIES SOLD SHORT (Proceeds $1,372,726) - 8.46%		$ 1,878,859

* Non-income producing securities during the period.
ADR - American Depositary Receipt.
The accompanying notes are an integral part of these financial statements.

Frank Funds
Statements of Assets and Liabilities
June 30, 2018

	Value Fund	Baldwin Fund	Camelot Fund
Assets:
Investments in Securities, at Value (Cost $16,128,274, $2,493,832 and $22,804,662, respectively)	$ 16,641,811	$ 2,472,621	$ 20,326,108
Cash	39,568	40	2,997
Cash Denominated in Foreign Currency	6,130	-	-
Deposit with Broker for Securities Sold Short and Options Written	-	-	1,551,052
Receivables:
Dividends and Interest	28,921	4,766	41,548
Due from Adviser	-	13,686	-
Shareholder Subscriptions	144	-	1,530
Portfolio Securities Sold	118,601	39,134	2,548,897
Prepaid Expenses	-	579	24,726
Total Assets	16,835,175	2,530,826	24,496,858
Liabilities:
Covered Call Options Written at Value (Premiums received $0, $80,086 and $205,534, respectively)	-	85,220	138,156
Securities Sold Short, at Value (Proceeds $0, $0 and $1,372,726, respectively)	-	-	1,878,859
Payables:
Advisory Fees	14,051	-	4,358
Administrative Fees	3,548	3,000	5,740
Shareholder Redemptions	757	-	11,797
Portfolio Securities Purchased	-	160	191,202
Chief Compliance Officer Fees	-	-	1,452
Distribution Fees	13,509	67	3,539
Accrued Expenses	-	15,811	47,968
Total Liabilities	31,865	104,258	2,283,071

Net Assets	$ 16,803,310	$ 2,426,568	$ 22,213,787

Net Assets Consist of:
Paid In Capital	$ 15,900,045	$ 3,372,452	$ 32,088,812
Undistributed Net Investment Income (Loss)	-	42	(78,934)
Accumulated Realized Gain (Loss) on Investments	389,709	(919,581)	(6,878,782)
Unrealized Appreciation (Depreciation) in Value of Investments:
Investments	513,537	(21,211)	(2,478,554)
Written Option Contracts	-	(5,134)	67,378
Securities Sold Short	-	-	(506,133)
Foreign Currency Transactions	19	-	-
Net Assets	$ 16,803,310	$ 2,426,568	$ 22,213,787
Shares outstanding (unlimited number of shares authorized with no par value)		353,308
Net Asset Value Per Share		$ 6.87
Redemption Price Per Share ($6.87 x 0.98) *		$ 6.73

Investor Class:

Net Assets	$ 10,081,666
Shares outstanding (unlimited number of shares authorized with no par value)	811,428
Net Asset Value	$ 12.42
Redemption Price Per Share ($12.42 x 0.98) *	$ 12.17

Class A:

Net Assets			$ 10,022,365
Shares outstanding (unlimited number of shares authorized with no par value)			731,405
Net Asset Value			$ 13.70
Offering Price Per Share ($13.70/ 94.50%) (Note 2)			$ 14.50

Class C:

Net Assets	$ 1,273,002
Shares outstanding (unlimited number of shares authorized with no par value)	109,386
Net Asset Value	$ 11.64
Redemption Price Per Share ($11.64 x 0.98) *	$ 11.41

Institutional Class:

Net Assets	$ 5,448,642		$ 12,191,422
Shares outstanding (unlimited number of shares authorized with no par value)	432,789		881,803
Net Asset Value	$ 12.59		$ 13.83
Redemption Price Per Share ($12.59 x 0.98) *	$ 12.34

* The Funds will impose a 2% redemption fee on shares redeemed within 5 business days of purchase for the Value and Baldwin Funds.

The accompanying notes are an integral part of these financial statements.

Frank Funds
Statements of Operations
For the year ended June 30, 2018

	Value Fund	Baldwin Fund	Camelot Fund
Investment Income:
Dividends (a)	$ 79,892	$ 69,483	$ 138,377
Interest	198,999	3,865	33,854
Total Investment Income	278,891	73,348	172,231

Expenses:
Advisory Fees	223,581	11,362	303,759
Administration Fees	56,460	36,452	35,650
Accounting Fees	-	-	30,360
Servicing Account Fees	-	-	40,537
Transfer Agent Fees	-	13,078	55,279
Chief Compliance Officer Fees	-	-	33,627
Audit Fees	-	13,498	14,920
Distribution Fees	50,660	25,182	50,917
Legal Fees	-	920	36,898
Custody Fees	-	21,366	16,658
Trustee Fees	-	-	18,590
Printing and Mailing Expense	-	39	11,555
Interest Expense	-	-	6,252
Miscellaneous Fees	-	212	2,625
Insurance Fees	-	-	28,562
Registration Fees	-	1,573	44,807
Total Expenses	330,701	123,682	730,996
Fees Waived and Reimbursed by the Adviser	-	(79,497)	(256,096)
Net Expenses	330,701	44,185	474,900

Net Investment Income (Loss)	(51,810)	29,163	(302,669)

Realized Gain (Loss) on:
Investments	1,134,515	(185,295)	119,807
Written Options	-	124,030	373,044
Securities Sold Short	-	-	(176,213)
Foreign Currency Transactions	(5)	-	35,547
Net Realized Gain (Loss) on Investments, Written Options, Securities Sold Short and Foreign Currency Transactions	1,134,510	(61,265)	352,185

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,311,929)	40,294	2,124,344
Written Options	-	5,532	173,028
Securities Sold Short	-	-	(265,034)
Foreign Currency Transactions	15	-	(3,871)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Options, Securities Sold Short and Foreign Currency Transactions	(1,311,914)	45,826	2,028,467

Realized and Unrealized Gain (Loss) on Investments, Options, Securities Sold Short and Foreign Currency Transactions	(177,404)	(15,439)	2,380,652

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (229,214)	$ 13,724	$ 2,077,983

(a) Foreign withholding taxes on dividends/tax reclaims/interest.	$ (1,365)	$ (324)	$ (14,800)

The accompanying notes are an integral part of these financial statements.

Value Fund
Statements of Changes in Net Assets

	Years Ended
	6/30/2018	6/30/2017
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (51,810)	$ (226,400)
Net Realized Gain (Loss) on:
Investments	1,134,515	548,800
Foreign Currency Transactions	(5)	(60)
Unrealized Appreciation (Depreciation) on:
Investments	(1,311,929)	(580,852)
Foreign Currency Transactions	15	9
Net Decrease in Net Assets Resulting from Operations	(229,214)	(258,503)

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	(815,809)
Total Distributions Paid to Shareholders	-	(815,809)

Capital Share Transactions	(8,561,352)	(3,538,789)

Total Decrease in Net Assets	(8,790,566)	(4,613,101)

Net Assets:
Beginning of Year	25,593,876	30,206,977

End of Year (Including Undistributed Net Investment Loss of $0 and ($89,184), respectively)	$ 16,803,310	$ 25,593,876

The accompanying notes are an integral part of these financial statements.

Baldwin Fund
Statements of Changes in Net Assets

	Years Ended
	6/30/2018	6/30/2017
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 29,163	$ (5,379)
Net Realized Gain (Loss) on:
Investments	(185,295)	(221,101)
Written Options	124,030	108,394
Unrealized Appreciation (Depreciation) on:
Investments	40,294	78,236
Written Options	5,532	(2,988)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,724	(42,838)

Distributions to Shareholders:
Net Investment Income	(25,347)	-
Realized Gains	-	-
Return of Capital	-	-
Total Distributions Paid to Shareholders	(25,347)	-

Capital Share Transactions	(182,078)	(366,642)

Total Decrease in Net Assets	(193,701)	(409,480)

Net Assets:
Beginning of Year	2,620,269	3,029,749

End of Year (Including Undistributed Net Investment Income (Loss) of $42 and $(3,775), respectively)	$ 2,426,568	$ 2,620,269

The accompanying notes are an integral part of these financial statements.

Camelot Fund
Statements of Changes in Net Assets

	Years Ended
	6/30/2018	6/30/2017
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (302,669)	$ 402,534
Net Realized Gain (Loss) on:
Investments	119,807	626,325
Written Options	373,044	884,772
Securities Sold Short	(176,213)	(48,427)
Foreign Currency Transactions	35,547	(10,745)
Unrealized Appreciation (Depreciation) on:
Investments	2,124,344	2,033,033
Written Options	173,028	(236,444)
Securities Sold Short	(265,034)	(241,099)
Foreign Currency Transactions	(3,871)	4,260
Net Increase in Net Assets Resulting from Operations	2,077,983	3,414,209

Distributions to Shareholders:
Net Investment Income:
Class A	(344,555)	(70,505)
Class C *	(75,017)	(5,529)
Institutional Class	(448,777)	(83,962)
Total Distributions Paid to Shareholders	(868,349)	(159,996)

Capital Share Transactions	(8,696,939)	(7,444,709)

Total Decrease in Net Assets	(7,487,305)	(4,190,496)

Net Assets:
Beginning of Year	29,701,092	33,891,588

End of Year (Including Undistributed Net Investment Loss of ($78,934) and $452,422, respectively)	$ 22,213,787	$ 29,701,092

* For the Period July 1, 2017 to June 22, 2018. Class C merged into Class A on June 22, 2018.
The accompanying notes are an integral part of these financial statements.

Value Fund - Investor Class
Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
	6/30/2018	6/30/2017	6/30/2016	6/30/2015		6/30/2014

Net Asset Value, at Beginning of Year	$ 12.61	$ 13.12	$ 14.17	$ 14.76		$ 13.38

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.03)	(0.10)	(0.13)	(0.14)		(0.08)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.16)	(0.03)	0.05	0.15		2.42
Total from Investment Operations	(0.19)	(0.13)	(0.08)	0.01		2.34

Distributions:
Net Investment Income	-	-	-	-		-
Realized Gains	-	(0.38)	(0.97)	(0.60)		(0.96)
Total from Distributions	-	(0.38)	(0.97)	(0.60)		(0.96)

Redemption Fees ***	-	-	-	-	(a)	-	(a)

Net Asset Value, at End of Year	$ 12.42	$ 12.61	$ 13.12	$ 14.17		$ 14.76

Total Return **	(1.51)%	(1.01)%	(0.39)%	(0.06)%		17.60%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 10,082	$ 16,945	$ 19,038	$ 19,957		$ 24,572
Ratio of Expenses to Average Net Assets	1.49%	1.49%	1.49%	1.49%		1.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.27)%	(0.77)%	(1.00)%	(0.95)%		(0.54)%
Portfolio Turnover	68.13%	60.96%	51.13%	22.93%		81.29%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.
(a) Amount calculated is less that $0.005
The accompanying notes are an integral part of these financial statements.

Value Fund - Class C
Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
	6/30/2018	6/30/2017	6/30/2016	6/30/2015	6/30/2014

Net Asset Value, at Beginning of Year	$ 11.90	$ 12.49	$ 13.64	$ 14.33	$ 13.11

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.12)	(0.19)	(0.23)	(0.24)	(0.18)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.14)	(0.02)	0.05	0.15	2.36
Total from Investment Operations	(0.26)	(0.21)	(0.18)	(0.09)	2.18

Distributions:
Net Investment Income	-	-	-	-	-
Realized Gains	-	(0.38)	(0.97)	(0.60)	(0.96)
Total from Distributions	-	(0.38)	(0.97)	(0.60)	(0.96)

Redemption Fees ***	-	-	-	-	-

Net Asset Value, at End of Year	$ 11.64	$ 11.90	$ 12.49	$ 13.64	$ 14.33

Total Return **	(2.18)%	(1.71)%	(1.16)%	(0.78)%	16.69%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,273	$ 2,232	$ 3,718	$ 3,728	$ 3,281
Ratio of Expenses to Average Net Assets	2.24%	2.24%	2.24%	2.24%	2.24%
Ratio of Net Investment Loss to Average Net Assets	(1.01)%	(1.54)%	(1.75)%	(1.71)%	(1.30)%
Portfolio Turnover	68.13%	60.96%	51.13%	22.93%	81.29%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.
The accompanying notes are an integral part of these financial statements.

Value Fund - Institutional Class
Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
	6/30/2018		6/30/2017	6/30/2016	6/30/2015	6/30/2014

Net Asset Value, at Beginning of Year	$ 12.75		$ 13.23	$ 14.24	$ 14.79	$ 13.38

Income (Loss) From Investment Operations:
Net Investment Loss *	-	(a)	(0.07)	(0.10)	(0.10)	(0.05)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.16)		(0.03)	0.06	0.15	2.42
Total from Investment Operations	(0.16)		(0.10)	(0.04)	0.05	2.37

Distributions:
Net Investment Income	-		-	-	-	-
Realized Gains	-		(0.38)	(0.97)	(0.60)	(0.96)
Total from Distributions	-		(0.38)	(0.97)	(0.60)	(0.96)

Redemption Fees ***	-	(a)	-	-	-	-

Net Asset Value, at End of Year	$ 12.59		$ 12.75	$ 13.23	$ 14.24	$ 14.79

Total Return **	(1.25)%		(0.77)%	(0.09)%	0.21%	17.83%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 5,449		$ 6,417	$ 7,451	$ 8,870	$ 23,630
Ratio of Expenses to Average Net Assets	1.24%		1.24%	1.24%	1.24%	1.24%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.02%		(0.52)%	(0.75)%	(0.69)%	(0.31)%
Portfolio Turnover	68.13%		60.96%	51.13%	22.93%	81.29%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.
(a) Amount calculated is less that $0.005
The accompanying notes are an integral part of these financial statements.

Baldwin Fund
Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
	6/30/2018	6/30/2017	6/30/2016	6/30/2015	6/30/2014

Net Asset Value, at Beginning of Year	$ 6.90	$ 7.01	$ 7.33	$ 7.64	$ 7.44

Income From Investment Operations:
Net Investment Income (Loss) *	0.08	(0.01)	0.02	0.16	0.14
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.04)	(0.10)	(0.28)	(0.31)	0.19
Total from Investment Operations	0.04	(0.11)	(0.26)	(0.15)	0.33

Distributions:
Net Investment Income	(0.07)	-	(0.05)	(0.16)	(0.13)
Realized Gains	-	-	-	-	-
Return of Capital	-	-	(0.01)	-	-
Total from Distributions	(0.07)	-	(0.06)	(0.16)	(0.13)

Redemption Fees ***	-	-	-	-	-

Net Asset Value, at End of Year	$ 6.87	$ 6.90	$ 7.01	$ 7.33	$ 7.64

Total Return **	0.59%	(1.57)%	(3.49)%	(1.95)%	4.51%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 2,427	$ 2,620	$ 3,030	$ 3,432	$ 3,495
Before Reimbursement:
Ratio of Expenses to Average Net Assets	4.90%	4.46%	4.88%	4.62%	4.17%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.99)%	(2.90)%	(2.88)%	(0.72)%	(0.62)%
After Reimbursement:
Ratio of Expenses to Average Net Assets	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	1.16%	(0.19)%	0.25%	2.14%	1.80%
Portfolio Turnover	686.85%	372.87%	478.51%	660.84%	650.16%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.
The accompanying notes are an integral part of these financial statements.

Camelot Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
	6/30/2018	6/30/2017	6/30/2016	6/30/2015	6/30/2014

Net Asset Value, at Beginning of Year	$ 13.01	$ 11.71	$ 13.39	$ 14.07	$ 12.81

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.17)	0.16	(0.01)	(0.04)	0.41
Net Gain (Loss) on Securities (Realized and Unrealized)	1.36	1.21	(0.65)	0.21	0.93
Total from Investment Operations	1.19	1.37	(0.66)	0.17	1.34

Distributions:
Net Investment Income	(0.50)	(0.07)	-	(0.11)	(0.01)
Realized Gains	-	-	(1.02)	(0.74)	(0.07)
Total from Distributions	(0.50)	(0.07)	(1.02)	(0.85)	(0.08)

Net Asset Value, at End of Year	$ 13.70	$ 13.01	$ 11.71	$ 13.39	$ 14.07

Total Return **	9.41%	11.70%	(4.33)%	1.38%	10.47%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 10,022	$ 12,548	$ 14,363	$ 31,817	$ 53,035
Before Reimbursement:
Ratio of Expenses to Average Net Assets (a) (b)	3.04%	2.80%	2.41%	2.17%	2.15%
Ratio of Net Investment Income (Loss) to Average Net Assets (a) (d)	(2.35)%	0.49%	(0.50)%	(0.47)%	2.85%
After Reimbursement:
Ratio of Expenses to Average Net Assets (a) (c)	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of Net Investment Income to Average Net Assets (a) (d)	(1.30)%	1.30%	(0.08)%	(0.29)%	3.01%
Portfolio Turnover	391%	326%	160%	237%	280%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
(a) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements.
These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.
(b) Expenses before reductions (excluding dividend and interest expense for securities sold short) were 3.01%, 2.78%, 2.40%, 2.16%, and 2.14%
for the years ended June 30, 2018, 2017, 2016, 2015, and 2014, respectively.
(c) Expenses net of all reductions (excluding dividend and interest expense for securities sold short) were 1.97%, 1.98%,1.98%, 1.98%, and 1.98%
for the years ended June 30, 2018, 2017, 2016, 2015, and 2014, respectively.
(d) The net investment income (loss) ratios include dividends on short positions, if applicable.
The accompanying notes are an integral part of these financial statements.

Camelot Fund - Institutional Class
Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
	6/30/2018	6/30/2017	6/30/2016	6/30/2015	6/30/2014

Net Asset Value, at Beginning of Year	$ 13.14	$ 11.80	$ 13.46	$ 14.15	$ 12.86

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.14)	0.19	0.02	(0.01)	0.44
Net Gain (Loss) on Securities (Realized and Unrealized)	1.37	1.23	(0.66)	0.21	0.94
Total from Investment Operations	1.23	1.42	(0.64)	0.20	1.38

Distributions:
Net Investment Income	(0.54)	(0.08)	-	(0.15)	(0.02)
Realized Gains	-	-	(1.02)	(0.74)	(0.07)
Total from Distributions	(0.54)	(0.08)	(1.02)	(0.89)	(0.09)

Net Asset Value, at End of Year	$ 13.83	$ 13.14	$ 11.80	$ 13.46	$ 14.15

Total Return **	9.71%	12.10%	(4.15)%	1.61%	10.77%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 12,191	$ 13,890	$ 14,953	$ 75,420	$ 59,474
Before Reimbursement:
Ratio of Expenses to Average Net Assets (a) (b)	2.80%	2.55%	2.16%	1.92%	1.90%
Ratio of Net Investment Income (Loss) to Average Net Assets (a) (d)	(2.15)%	0.74%	(0.25)%	(0.22)%	3.10%
After Reimbursement:
Ratio of Expenses to Average Net Assets (a) (c)	1.74%	1.74%	1.74%	1.74%	1.74%
Ratio of Net Investment Income to Average Net Assets (a) (d)	(1.09)%	1.55%	0.17%	(0.04)%	2.26%
Portfolio Turnover	391%	326%	160%	237%	280%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
(a) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements.
These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.
(b) Expenses before reductions (excluding dividend and interest expense for securities sold short) were 2.77%, 2.53%, 2.15%, 1.91%, and 1.89%
for the years ended June 30, 2018, 2017, 2016, 2015, and 2014, respectively.
(c) Expenses net of all reductions (excluding dividend and interest expense for securities sold short) were 1.71%, 1.73%, 1.73%, 1.73%, and 1.73%
for the years ended June 30, 2018, 2017, 2016, 2015, and 2014, respectively.
(d) The net investment income (loss) ratios include dividends on short positions, if applicable.
The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

 JUNE 30, 2018

Note 1. Organization

Frank Funds (the “Trust”), is an open-end regulated investment company that was organized as an Ohio business trust on February 12, 2004. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series, each series representing a distinct fund with its own investment objective and policies.  At present, there are three series authorized by the Trust, the Frank Value Fund (the “Value Fund”), the Leigh Baldwin Total Return Fund (the “Baldwin Fund”), and the Camelot Event Driven Fund (the “Camelot Fund”) (each a “Fund” and collectively the “Funds”).  Frank Capital Partners LLC (“FCP”) is the adviser to the Value Fund, Leigh Baldwin & Co., LLC (“LBC”) is the adviser to the Baldwin Fund, and Camelot Event Driven Advisors, LLC (“Camelot Advisors”) is the adviser to the Camelot Fund.

The Value Fund’s investment objective is to provide long-term capital appreciation. The Value Fund’s principal investment strategy is value investing. The Value Fund commenced operations on July 21, 2004.  The Baldwin Fund’s investment objective is to provide total return. The Baldwin Fund seeks to achieve its investment objective by purchasing equity securities (including common stock, shares of other investment companies and exchange traded funds) and selling covered calls to generate income to the Baldwin Fund.  The Baldwin Fund also utilizes put options in conjunction with the covered calls to limit the risk of ownership of the underlying equity securities.  The Baldwin Fund commenced operations on August 1, 2008.  The Camelot Fund’s investment objective is to provide long-term growth of capital. The Camelot Fund seeks to achieve its investment objective by investing in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”). The Camelot Fund acquired all of the assets and liabilities of the Quaker Event Arbitrage Fund (“Predecessor Fund”), a series of Quaker Investment Trust, in a tax-free reorganization on June 22, 2018. In connection with this acquisition, Class A, Class C and Institutional Class shares of the Predecessor Fund were exchanged for Class A, Class A and Institutional Class shares of the Fund, respectively. The Camelot Fund commenced operations on June 7, 2010 in conjunction with the reorganization of the Pennsylvania Avenue Event Driven Fund (“Event Driven Fund”). The predecessor to the Predecessor Fund, the Pennsylvania Avenue Event Driven Fund, commenced operations on November 21, 2003. Class C merged into Class A on June 22, 2018.

The Value Fund currently has 3 classes of shares; Investor Class shares, Class C shares, and Institutional Class shares. The share classes vary in distribution (12b-1) fee accruals and minimum initial investment required.

The Camelot Fund currently has 2 classes of shares; Class A shares and Institutional shares. Class A shares are charged a front-end sales charge and a distribution and servicing fee; and Institutional Class shares bear no front-end sales charge or CDSC, but have higher minimum investment thresholds.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are each a series of an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Share Valuation - The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. The Funds are normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Short Sales of Investments - Certain Funds may make short sales of investments, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.

If a security pays a dividend while the Fund holds it short, the Fund will need to pay the dividend to the original owner of the security. Since the Fund borrowed the shares and sold them to a third party, the third party will receive the dividend from the security and the Fund will pay the original owner the dividend directly. The Fund is not entitled to the dividend because it does not own the shares. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Futures Contracts - Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin.

Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Foreign Currency Transactions - Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes on the Funds’ books and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the fair value of assets and liabilities denominated in foreign currencies other than portfolio securities, resulting from changes in exchange rates.

Forward Foreign Currency Contracts - Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Redemption Fee - To discourage short-term trades by investors, the Value and Baldwin Funds will impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if shares are redeemed within five business days of purchase. There was $100 of redemption fees collected for the Value Fund during the year ended June 30, 2018.

Security Transactions Timing - Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Funds use the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Income Taxes - The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their net investment income and any realized capital gains. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Funds to analyze all open tax years, fiscal years 2015-2018, as defined by IRS statue of limitations for all major industries, including federal tax authorities and certain tax authorities.  As of and during the year ended June 30, 2018, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders - The Value Fund and Camelot Fund intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, at year-end; the Baldwin Fund distributes quarterly.  Distributions will be recorded on ex-dividend date.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate in effect on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Derivative Transactions - The Funds may invest in put and call options.  When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund(s) as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Camelot Fund may invest in structured notes.  A structured note is a type of derivative security for which the amount of principal repayments and/or interest payments is based upon the movement of one or more “factors.”  The impact of the movements of these factors may increase or decrease through the use of multipliers or deflators.  Structured notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade.

The Camelot Fund may also invest in warrants.  Warrants provide the Camelot Fund with exposure and potential gains upon equity appreciation of the underlying company’s share price. The value of a warrant has two components: time value and intrinsic value. A warrant has a limited life and expires on a certain date. As the expiration date of a warrant approaches, the time value of a warrant will decline. In addition, if the stock underlying the warrant declines in price, the intrinsic value of an in-the-money warrant will decline. Further, if the price of the stock underlying the warrant does not exceed the strike price of the warrant on the expiration date, the warrant will expire worthless. As a result, the Camelot Fund could potentially lose its entire investment in a warrant.  See Note 8 for additional information on derivative transactions in the Funds.

Share class accounting – Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the three classes of shares of the Value Fund on the basis of the daily net assets of each class. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of the Camelot Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

Reclassification of Capital Accounts – U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or net assets per share. For the year ended June 30, 2018, the following table shows the reclassifications made:

Fund	Undistributed Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in-Capital
Value Fund	$140,995	$ -	$(140,995)
Camelot Fund	$639,662	$(639,662)	$ -

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Subsequent events: Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

Note 3. Securities Valuations

Processes and Structure

The Trust’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the respective adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the respective adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A Fund may hold securities, some of which are classified as Level 3 investments (as defined below). Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these securities.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, closed-end and exchange traded funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as american depositary receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Debt and other fixed - income securities are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board.

U.S. government obligations - U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short term investments - Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Derivative instruments (structured notes, warrants and options) – Derivative transactions which are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Derivative transactions traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy. Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

The following tables summarize the inputs used to value each Fund’s assets and liabilities measured at fair value as of June 30, 2018:

Value Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks *	$ 3,535,865	$ -	$ -	$ 3,535,865
Corporate Bonds *	-	1,345,213	-	1,345,213
U.S. Government Agencies & Obligations	-	9,898,263	-	9,898,263
Short-Term Investments	1,862,470	-	-	1,862,470
Total	$ 5,398,335	$ 11,243,476	$ -	$ 16,641,811

Baldwin Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks *	$ 1,606,723	$ -	$ -	$ 1,606,723
Exchange Traded Funds	250,658	-	-	250,658
Purchased Options	105,173	10,510	-	115,683
Short-Term Investments	499,557	-	-	499,557
Total	$ 2,462,111	$ 10,510	$ -	$ 2,472,621

Financial Instruments - Liabilities
	Level 1	Level 2	Level 3	Total

Written Options	$ (58,690)	$ (26,530)	$ -	$ (85,220)
Total	$ (58,690)	$ (26,530)	$ -	$ (85,220)

Camelot Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks *	$ 8,302,330	$ 22,609	$ 17,934	$ 8,342,873
Asset-Backed Securities	-	186,819	-	186,819
Closed-End Funds	2,196,300	-	-	2,196,300
Convertible Bonds	-	502,430	-	502,430
Corporate Bonds *	-	1,396,773	686,285	2,083,058
Escrow Notes	-	-	-	-
Mortgage-Backed Securities	-	100,456	-	100,456
Municipal Bonds	-	617,531	-	617,531
Preferred Stocks *	-	488,779	20,000	508,779
Rights	-	155,336	-	155,336
Structured Note	-	1,194,211	-	1,194,211
Warrants	6,669	-	-	6,669
Purchased Options	430,054	79,400	-	509,454
Bank Deposit Accounts	3,922,192	-	-	3,922,192
Total	$ 14,857,545	$4,744,344	$ 724,219	$ 20,326,108

	Financial Instruments - Liabilities
	Level 1	Level 2	Level 3	Total
Written Options:
Call Options	$ (81,431)	$ (48,025)	$ -	$ (129,456)
Put Options	(8,700)	-		(8,700)
Common Stocks *	(1,878,859)	-	-	(1,878,859)
Total	$ (1,968,990)	$ (48,025)	$ -	$ (2,017,015)

*Industry classifications for these categories are detailed on the Schedule of Investments of each Fund.

The Value Fund did not hold any Level 3 assets during the year ended June 30, 2018. The Baldwin Fund did not hold any Level 3 assets during the year ended June 30, 2018. It is the Funds policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. There have been no transfers in and out of Level 1 and Level 2 fair value measurements as of June 30, 2018, except for the Camelot Fund listed below:

Transfers out of Level 1 into Level 3

$866

Due to a decrease of market activity.

The following is a reconciliation of Camelot Fund’s Level 3 investments for which significant unobservable inputs were used in determining value. See Schedules of Investments for industry breakouts:

	Balance as of June 30, 2017	Purchases	Sales	Realized Gain/ (Loss)	Net Unrealized Appreciation/ (Depreciation)	Amortized discounts/ Premiums	Transfers in to Level 3	Balance as of June 30, 2018
Common Stocks	$ 1,295,681	$ -	$(1,198,832)	$ 463,832	$(543,578)	$ -	$ 831	$ 17,934
Preferred Stocks	653,000	-	(613,000)	-	(20,000)	-	-	20,000
Corporate Bonds	445,000		-	-	241,250	-	35	686,285
Escrow Notes	-	-	-	-	-	-	-	-
	$ 2,393,681	$ -	$(1,811,832)	$ 463,832	$(322,328)	$ -	$ 866	$ 724,219

The following presents information about significant unobservable inputs related to Level 3 investments at June 30, 2018:

Camelot Fund

Asset	Fair Value at	Valuation	Unobservable	Input	Increase in Inputs
Categories	June 30, 2018	Technique	Input	Values	Impact on Valuation*
Common Stocks
Agriculture	$831	Market approach	Uncertainty of any	$0.00	Decrease
			additional future payout
Automotive	8,593	Market approach	Last traded price of	$1.45	Increase
			pre-conversion bonds
Escrow Shares	0	Profitability expected	Uncertainty of any	$0.00	Increase
		return method	additional future payout
IT Services	0	Profitability expected	Uncertainty of any	$0.00	Increase
		return method	additional future payout
Holding Companies	0	Profitability expected	Uncertainty of any	$0.00	Increase
		return method	additional future payout
Mining	0	Profitability expected	Uncertainty of any	$0.00	Increase
		return method	additional future payout
Real Estate	0	Profitability expected	Uncertainty of any	$0.00	Increase
		return method	additional future payout
Waste & Environmental	8,510	Market approach	Last traded price of non-	-55.22%	Decrease
Services & Equip.			restricted shares less a discount
Asset-Backed	0	Profitability expected	Uncertainty of any	$0.00	Increase
Securities		return method	additional future payout
Corporate Bonds	0	Profitability expected	Uncertainty of any	$0.00	Increase
Automotive		return method	additional future payout
Diversified Financial	6,250	Vendor pricing	Single broker quote	$0.12	Decrease
Services
Diversified Financial	680,000	Vendor pricing	Single broker quote	$68.00	Increase
Services
Oil, Gas & Coal	35	Profitability expected	Uncertainty of any	$0.00	Increase
		return method	additional future payout
Venture Capital	0	Profitability expected	Uncertainty of any	$0.00	Increase
		return method	additional future payout
Escrow Notes	0	Profitability expected	Uncertainty of any	$0.00	Increase
		return method	additional future payout
Preferred stock
Insurance	20,000	Vendor pricing	Single broker quote	$2,000.00	Decrease

Note 4. Investment Management and Administrative Agreements

Value Fund

The Trust has a “Management Agreement” with FCP, with respect to the Value Fund. Under the terms of the Management Agreement, FCP manages the investment portfolio of the Value Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, FCP, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, and pays fees and expenses incurred by the Value Fund, including but not limited to, legal, auditing, accounting, and expenses of the custodian, along with equipment and executive personnel necessary for managing the assets of the Value Fund. FCP also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust. FCP pays all ordinary operating expenses of the Value Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), Rule 12b-1 fees,  acquired fund fees and expenses, and extraordinary expenses. For its services and the payment of Value Fund ordinary operating expenses, FCP receives an annual investment management fee of 0.99% of the average daily net assets of the Value Fund.  For the year ended June 30, 2018, FCP earned management fees of $223,581 from the Value Fund.  As of June 30, 2018, the Value Fund owed FCP $14,051 for management fees.

FCP also provides administrative services to the Value Fund under an Administration Agreement and receives a fee equal to 0.25% of the Value Fund’s average daily net assets for those services.  Under the Administration Agreement, FCP pays all of the operating expenses of the Value Fund except management fees, Rule 12b-1 fees, brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), and extraordinary expenses.  For the year ended June 30, 2018, the Value Fund accrued $56,460 in administrative fees.  At June 30, 2018, the Value Fund owed $3,548 in administrative fees.

Baldwin Fund

The Trust has a “Management Agreement” with LBC with respect to the Baldwin Fund.  Under the terms of the Management Agreement, LBC manages the investment portfolio of the Baldwin Fund, subject to policies adopted by the Trust's Board of Trustees.  Under the terms of the Management Agreement, the Baldwin Fund is authorized to pay LBC a management fee computed and accrued daily and paid monthly at an annual rate of 0.45% of the Baldwin Fund’s average daily net assets. For the year ended June 30, 2018, LBC’s fee of $11,362 was accrued by the Baldwin Fund for advisory fees.

LBC has contractually agreed to waive its advisory fees and/or to reimburse the Baldwin Fund’s expenses, at least until October 31, 2023, to the extent necessary to limit the Baldwin Fund’s ordinary operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees, Rule 12b-1 fees and expenses, or extraordinary expenses such as litigation) to 1.75% of the Baldwin Fund’s average daily net assets, subject to possible recoupment from the Baldwin Fund in future years on a rolling three year basis (within the three years after the fees have been deferred  or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  LBC waived $11,362 of advisory fees and reimbursed the Baldwin Fund $68,135 for expenses during the year ended June 30, 2018. As of June 30, 2018, the LBC owed the Baldwin Fund $13,686 in reimbursement fees. At June 30, 2018, the amounts subject to future recoupment total $258,234 and are as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2016	June 30, 2019	$ 101,433
June 30, 2017	June 30, 2020	$ 77,304
June 30, 2018	June 30, 2021	$ 79,497

Camelot Fund

Prior to February 24, 2018, the Fund’s advisor was Quaker Funds, Inc. (“QFI”). As compensation for its management services, the Fund was obligated to pay the QFI a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of the Fund. For the period July 1, 2017 through February 23, 2018, QFI earned management fees of $213,899 from the Camelot Fund’s Predecessor Fund.  On February 24, 2018, the Trustees selected Camelot Advisors as the adviser to the Camelot Fund.  Under the terms of the management agreement, and subject to the Board of Trustees of Frank Funds, Camelot will be responsible for formulating the Fund’s investment policies, making ongoing investment decisions and engaging in portfolio transactions. Under the terms of the “Management Agreement” the Adviser manages the Fund’s investments subject to approval of the Board of Trustees; furnishes investment advice to the Fund on the basis of a continuous review of the portfolio; and recommends to the Fund when and to what extent securities should be purchased or sold.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of the Fund.  The Management Agreement was approved for an initial term of two years, and will continue on a year to year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board of Trustees of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund.  For the period February 24, 2018 through June 30, 2018, Camelot Advisors earned management fees of $89,860 from the Camelot Fund. As of June 30, 2018, the Camelot Fund owed Camelot Advisors $4,358 for management fees.

Prior to February 24, 2018, QFI contractually agreed to waive its management fee to the extent that the total operating expenses of Camelot Fund’s Predecessor Fund (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 1.99% for Class A shares, and 1.74% for Institutional Class shares of the average net assets of each class, respectively. For the period July 1, 2017 through February 23, 2018, QFI waived $71,617 for Class A, $19,443 for Class C, and $83,626 for Institutional Class, respectively, in total of $174,686 of advisory fees. If, at any time, the annualized expenses of Camelot Fund’s Predecessor Fund were less than the annualized expense ratio, the Trust, on behalf of Camelot Fund’s Predecessor Fund, would reimburse QFI for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for Camelot Fund’s Predecessor Fund, and (b) can be repaid without causing the expenses of Camelot Fund’s Predecessor Fund to exceed the annualized expense ratio. This fee waiver agreement shall continue in effect from October 28, 2016 until November 1, 2017. This agreement shall automatically terminate upon termination of the advisory agreement between QFI and the Trust or, with respect to Camelot Fund’s Predecessor Fund, in the event of its merger or liquidation.  As of February 24, 2018, Camelot Advisors have contractually agreed to waive its management fees and/or assume expenses to the extent necessary to reduce the Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, all interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses, and extraordinary expenses such as litigation) when they exceed 1.74% of the Fund’s average daily net assets. This agreement will continue in effect until June 30, 2019.  Any waivers and reimbursements made by the Adviser to the Fund are subject to recoupment by the Adviser within three (3) fiscal years following the date of such waiver or reimbursement, provided that such recoupment does not cause the Total Annual Fund Operating Expenses to exceed the Annualized Expense Ratio in effect at the time of the (i) fee waiver and/or expense assumption, or (ii) the fee recoupment.  Camelot Advisors waived $32,071 for Class A, $7,648 for Class C, and $41,691 for Institutional Class, respectively, in total of $81,410 of advisory fees for the period February 24, 2018 through June 30, 2018 and June 22, 2018 for Class C. At June 30, 2018, the amounts subject to future recoupment total $81,410 and are as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2018	June 30, 2021	$ 81,410

FCP also provides administrative services to the Camelot Fund under an Administration Agreement and receives a fee equal to 0.21% of the Camelot Fund’s average daily net assets for those services.  Under the Administration Agreement, FCP pays all of the operating expenses of the Camelot Fund investment management fees; expenses of shareholders’ meetings and proxy solicitations; advertising, promotion, and other expenses incurred directly or indirectly in connection with the sale or distribution of the Fund’s shares that the Fund is authorized to pay pursuant to Rule 12b-1 under the 1940 Act; all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers with respect thereto. For the period June 22, 2018 through June 30, 2018, the Camelot Fund accrued $1,199 in administrative fees.  At June 30, 2018, the Camelot Fund owed $1,199 in administrative fees.

Note 5. Distribution and Service Fees

The Board, with respect to the Value Fund has adopted plans under Rule 12b-1 that allow the Value Fund to pay distribution fees for the sale and distribution of its Investor Class and Class C shares as well as shareholder services. Investor Class and Class C shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25% and 1.00%, respectively, of each classes’ average daily net assets.  For the year ended June 30, 2018, the Investor Class accrued $32,893 in distribution fees and Class C accrued $17,767 in distribution fees. At June 30, 2018, the Value Fund owed $13,509 in distribution fees.

The Board, with respect to the Baldwin Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Baldwin Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”). The Fund pays distribution fees of 1.00% of the Fund’s average daily net assets to LBC, as the Fund’s distributor.  For the year ended June 30, 2018, the Baldwin Fund accrued $25,182 in 12b-1 fees. At June 30, 2018, the Baldwin Fund owed $67 in distribution fees.

Prior to June 22, 2018, the Camelot Fund’s Predecessor Fund’s Class A distributor was Foreside Fund Services, LLC. For the period July 1, 2017 through June 21, 2018, Foreside Fund Services, LLC earned $50,241 in 12b-1 fees. At June 30, 2018, the Camelot Fund owed $2,863 in distribution fees to Foreside Fund Services, LLC.  As of June 22, 2018, the Board, with respect to the Camelot Fund Class A has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Camelot Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”). The Fund pays distribution fees of 0.25% of the Fund’s average daily net assets to Arbor Court Capital LLC, as the Fund’s distributor.  For the period June 22, 2018 through June 30, 2018, the Camelot Fund accrued $676 in 12b-1 fees. At June 30, 2018, the Camelot Fund owed $676 in distribution fees.

Note 6. Related Party Transactions

Brian J. Frank and Monique Weiss are the control persons of FCP.  Brian Frank also serves as a trustee of the Trust, and both Mr. Frank and Ms. Weiss serve as officers of the Trust. Mr. Frank and Ms. Weiss receive benefits from FCP resulting from management fees paid to FCP by the Value Fund.

The Baldwin Fund pays LBC brokerage commissions for executing securities transactions, which are separate from, and in addition to, the fees paid by the Baldwin Fund to LBC for advisory services.  For the year ended June 30, 2018, LBC was paid $27,076 in brokerage commissions. FCP receives administration fees from the Baldwin Fund of $3,000 per month.  Administrative fees paid to FCP for the year ended June 30, 2018, were $36,452.  LBC acts as the distributor of the Baldwin Fund.  At June 30, 2018, the Fund owed LBC $3,000.

Note 7. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital as of June 30, 2018, was $15,900,044, $3,372,452 and $31,862,501 for the Value Fund, the Baldwin Fund, and the Camelot Fund, respectively.  Transactions in capital were as follows:

Value Fund – Investor Class	July 1, 2017 through June 30, 2018		July 1, 2016 through June 30, 2017

	Shares	Amount	Shares	Amount
Shares sold	65,687	$ 833,970	401,834	$ 5,264,183
Shares reinvested	-	-	33,831	433,374
Shares redeemed	(598,106)	(7,528,023)	(542,665)	(7,096,305)
Net Decrease	(532,419)	$ (6,694,053)	(107,000)	$ (1,398,748)

Value Fund – Class C	July 1, 2017 through June 30, 2018		July 1, 2016 through June 30, 2017

	Shares	Amount	Shares	Amount
Shares sold	22,055	$ 260,940	15,892	$ 199,499
Shares reinvested	-	-	7,905	95,889
Shares redeemed	(100,254)	(1,190,899)	(133,777)	(1,642,255)
Net Decrease	(78,199)	$ (929,959)	(109,980)	$ (1,346,867)

Value Fund – Institutional Class	July 1, 2017 through June 30, 2018		July 1, 2016 through June 30, 2017

	Shares	Amount	Shares	Amount
Shares sold	385,112	$ 4,886,715	138,237	$ 1,819,310
Shares reinvested	-	-	14,632	189,191
Shares redeemed	(455,768)	(5,824,055)	(212,803)	(2,801,675)
Net Decrease	(70,656)	$ (937,340)	(59,934)	$ (793,174)

Baldwin Fund	July 1, 2017 through June 30, 2018		July 1, 2016 through June 30, 2017

	Shares	Amount	Shares	Amount
Shares sold	1,154	$ 8,000	2,013	$ 14,100
Shares reinvested	3,276	22,640	-	-
Shares redeemed	(30,740)	(212,718)	(54,431)	(380,742)
Net Decrease	(26,310)	$ (182,078)	(52,418)	$ (366,642)

Camelot Fund – Class A	July 1, 2017 through June 30, 2018		July 1, 2016 through June 30, 2017

	Shares	Amount	Shares	Amount
Shares sold	437,114	$ 5,903,562	207,521	$ 2,565,664
Shares reinvested	25,691	325,939	4,798	58,779
Shares redeemed	(695,611)	(9,242,537)	(475,134)	(5,908,748)
Net Decrease	(232,806)	$ (3,013,036)	(262,815)	$ (3,284,305)

Camelot Fund – Class C	July 1, 2017 through June 22, 2018 *		July 1, 2016 through June 30, 2017

	Shares	Amount	Shares	Amount
Shares sold	33,342	$ 416,307	14,517	$ 173,664
Shares reinvested	5,712	69,861	435	5,123
Shares redeemed	(300,607)	(3,890,065)	(159,711)	(1,888,778)
Net Decrease	(261,553)	$ (3,403,897)	(144,759)	$ (1,709,991)

* For the Period July 1, 2017 to June 22, 2018. Class C merged into Class A on June 22, 2018.

Camelot Fund – Institutional Class	July 1, 2017 through June 30, 2018		July 1, 2016 through June 30, 2017

	Shares	Amount	Shares	Amount
Shares sold	313,966	$ 4,188,403	352,078	$ 4,453,078
Shares reinvested	27,002	345,624	5,782	71,407
Shares redeemed	(516,472)	(6,814,033)	(567,510)	(6,974,898)
Net Decrease	(175,504)	$ (2,280,006)	(209,650)	$ (2,450,413)

Note 8. Derivative Transactions

The Funds have adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Funds may trade financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.

Baldwin Fund

As of June 30, 2018, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Contracts
Purchased Options	$ 115,683
Total Assets	$ 115,683

Liabilities	Equity Contracts
Written Options	$ (85,220)
Total Liabilities	$ (85,220)

For the year ended June 30, 2018, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation on:	Equity Contracts	Total
Purchased Options	$ 76,198	$ 76,198
Written Options	5,532	5,532
	$ 81,730	$ 81,730

Net realized gain (loss) on:	Equity Contracts	Total
Purchased Options	$ (385,796)	$ (385,065)
Written Options	124,030	124,030
	$ (261,766)	$ (261,035)

Camelot Fund

As of June 30, 2018, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Derivatives
Purchased Options – equity contracts	$ 509,454
Warrants – equity contracts	6,669
Structured Notes	1,194,211
Total Assets	$ 1,710,334

Liabilities	Equity Contracts
Written Options	$ (138,156)
Total Liabilities	$ (138,156)

For the year ended June 30, 2018, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Purchased Options	$ (134,749)	$ (134,749)
Written Options	173,028	173,028
	$ 38,279	$ 38,279

Net realized gain (loss) on:	Equity Contracts	Total
Purchased Options	$ (298,183)	$ (298,183)
Written Options	373,044	373,044
	$ 74,861	$ 74,861

The selling of written call options may tend to reduce the volatility of the Funds because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Funds’ gain on the underlying securities.  Written call options expose the Funds to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Funds engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Funds may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Funds engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Funds’ use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Funds, and may also subject the Funds to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

Note 9. Offsetting Assets and Liabilities

The Camelot Fund is subject to various Master Netting Arrangements (“MNA”), which govern the terms of certain transactions with select counterparties.  The MNA allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.  The MNA also specifies collateral posting arrangements at pre-arranged exposure levels.  Under the MNA, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MNA with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of MNA.

The following is a summary of the Assets and Liabilities for the Camelot Fund subject to offsets as of June 30, 2018:

Liabilities:		Gross	Net
		Amounts	Amounts	Gross Amounts Not
		Offset	Presented	Offset in the Statements
		in the	in the	of Assets and Liabilities
	Gross Amounts	Statements	Statements		Collateral
	of Recognized	of Assets	of Assets	Financial	Pledged	Net
Description	Liabilities	and Liabilities	and Liabilities	Instruments	(Received)	Amount
Camelot Fund
Written Options	$138,156	$—	$138,156	$—	$138,156	$—

Note 10. Investment Transactions

For the year ended June 30, 2018, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Value Fund aggregated $2,527,936 and $13,205,329, respectively. Purchases and sales of U.S. Government obligations aggregated $9,863,194 and $1,500,000, respectively. Purchases and sales of securities sold short aggregated $0 and $0, respectively. Purchases and sales of options for the Value Fund aggregated $2,110 and $0, respectively.

For the year ended June 30, 2018, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Baldwin Fund aggregated $14,476,560 and $15,129,397, respectively.  Purchases and sales of options purchased for the Baldwin Fund aggregated $796,951 and $449,050, respectively.  Purchases and sales of options written for the Baldwin Fund aggregated $185,963 and $366,308, respectively.

For the year ended June 30, 2018, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Camelot Fund aggregated $72,021,528 and $78,293,331, respectively. Purchases and sales of securities sold short aggregated $574,585 and $0, respectively. Purchases and sales of options purchased for the Camelot Fund aggregated $2,388,839 and $1,866,294, respectively.  Purchases and sales of options written for the Camelot Fund aggregated $559,962 and $930,657, respectively.

Note 11. Tax Matters

As of June 30, 2018, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	Value Fund	Baldwin Fund	Camelot Fund

Gross unrealized appreciation on investment securities	$ 829,826	$ 77,316	$ 2,205,177
Gross unrealized depreciation on investment securities	(349,926)	(150,027)	(5,530,503)
Net unrealized appreciation (depreciation) on investment securities	$ 479,900	$ (72,711)	$(3,325,326)

Cost of investment securities, including short-term investments *	$ 16,161,047	$ 2,460,112	$ 21,634,419

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Funds’ tax basis capital gains and losses and undistributed ordinary income are determined at the end of each fiscal year. As of June 30, 2018 the Funds’ most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

	Value Fund	Baldwin Fund	Camelot Fund
Unrealized appreciation (depreciation)	$ 479,900	$ (72,711)	$ (3,325,326)
Deferral of Post October loss **	-	(32,342)	(310,930)
Accumulated realized gains	423,365	-	-
Undistributed accumulated ordinary income	-	42	329,083
Capital loss carry forwards: +	-	-	-
No expiration:	-	-	-
Short-term	-	(649,046)	(2,611,922)
Long-term	-	(191,827)	(3,955,930)
Total Distributable earnings	$ 903,265	$ (945,884)	$ (9,875,025)

* The difference between book and tax cost represents disallowed wash sales for tax purposes.

** These deferrals are considered incurred in the subsequent year.

+ The capital loss carry forward will be used to offset any capital gains realized by the Funds in future years through the indefinite expiration date.  The Funds will not make distributions from capital gains while a capital loss carry forward remains.

The capital gains (losses) shown may differ from corresponding accumulated net realized gain (loss) reported on the statement of assets and liabilities due to certain temporary book/tax differences due to temporary book/tax differences due to the deferral of  losses on wash sales.  Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year and net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term.

The Funds paid the following distributions for the years ended June 30, 2018 and 2017:

Value Fund
Year Ended	$ Amount	Tax Character
Investor Class
6/30/2018	$ -	Ordinary income
6/30/2017	$ 195,694	Ordinary income
6/30/2017	$ 321,691	Long-term capital gain

Class C
6/30/2018	$ -	Ordinary income
6/30/2017	$ 38,568	Ordinary income
6/30/2017	$ 63,400	Long-term capital gain

Institutional Class
6/30/2018	$ -	Ordinary income
6/30/2017	$ 74,307	Ordinary income
6/30/2017	$ 122,149	Long-term capital gain

Baldwin Fund
Year Ended	$ Amount	Tax Character
6/30/2018	$ 25,347	Ordinary income
6/30/2017	$ -	Ordinary income

Camelot Fund
Year Ended	$ Amount	Tax Character
Class A
6/30/2018	$ 344,555	Ordinary income
6/30/2017	$ 70,505	Ordinary income

Class C
6/30/2018	$ 75,017	Ordinary income
6/30/2017	$ 5,529	Ordinary income

Institutional Class
6/30/2018	$ 448,777	Ordinary income
6/30/2017	$ 83,962	Ordinary income

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 12. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of June 30, 2018, NFS, LLC owned approximately 90% of the Baldwin Fund, for the benefit of others, and may be deemed to control the Baldwin Fund.  As of June 30, 2018, NFS, LLC owned approximately 51% of the Value Fund, for the benefit of others, and may be deemed to control the Value Fund. As of June 30, 2018, UBS Financial Services, Inc., owned approximately 36% of the Camelot Fund, for the benefit of others, and may be deemed to control the Camelot Fund.

Note 13.  Indemnifications

In the normal course of business, the Funds enter into contracts that contain general indemnification to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

Note 14.  New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

   of Frank Value Fund, Leigh Baldwin Total Return Fund and Camelot Event Driven Fund,

   each a Series of the Frank Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Frank Value Fund, ("Value Fund"), Leigh Baldwin Total Return Fund (“Baldwin Fund”), and the Camelot Event Driven Fund (“Camelot Fund”), each a series of the Frank Funds (the “Funds”), including the schedules of investments, schedules of purchased options and options written, and schedule of securities sold short, as of June 30, 2018 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended for the Value Fund and Baldwin Fund, and for the year then ended for the Camelot Fund, and the financial highlights for each of the years in the five-year period then ended for the Value Fund and Baldwin Fund and the one year period then ended for the Camelot Fund and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2018, the results of their operations for the year then ended, the changes in net assets for each of the years in the two year period then ended for the Value Fund and Baldwin Fund, and for the year then ended for the Camelot Fund, and the financial highlights for each of the years in the five-year period then ended for the Value Fund and Baldwin Fund and the one year period then ended for the Camelot Fund in conformity with accounting principles generally accepted in the United States of America. The statement of changes in net assets for the year ended June 30, 2017 for the Camelot Fund, and the financial highlights for each of the four years in the period ended June 30, 2017, were audited by other auditors whose report dated August 28, 2017, contained an unmodified opinion on those financial statements.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of those financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditors since 2005

Abington, Pennsylvania

August 28, 2018

FRANK FUNDS

EXPENSE ILLUSTRATION

June 30, 2018 (Unaudited)

Expense Example

As a shareholder of the Value Fund, Baldwin Fund or Camelot Fund you typically incur two types of costs: (1) transactions costs, including, deferred sales, charges (loads) and redemption fees; and (2) ongoing costs, including management fees and distribution and/or service (12b-1) fees.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

With respect to the Funds the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2018 through June 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Frank Value Fund - Investor Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2018	June 30, 2018	January 1, 2018 to June 30, 2018

Actual	$1,000.00	$999.20	$7.39
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.41	$7.45

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Frank Value Fund - Class C

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2018	June 30, 2018	January 1, 2018 to June 30, 2018

Actual	$1,000.00	$995.72	$11.08
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.69	$11.18

* Expenses are equal to the Fund's annualized expense ratio of 2.24%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Frank Value Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2018	June 30, 2018	January 1, 2018 to June 30, 2018

Actual	$1,000.00	$1,000.79	$6.15
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.65	$6.21

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Leigh Baldwin

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2018	June 30, 2018	January 1, 2018 to June 30, 2018

Actual	$1,000.00	$998.52	$8.67
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.12	$8.75

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Camelot Event Driven Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2018	June 30, 2018	January 1, 2018 to June 30, 2018

Actual	$1,000.00	$1,072.83	$10.23
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.93	$9.94

* Expenses are equal to the Fund's annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Camelot Event Driven Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2018	June 30, 2018	January 1, 2018 to June 30, 2018

Actual	$1,000.00	$1,074.59	$8.95
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.17	$8.70

* Expenses are equal to the Fund's annualized expense ratio of 1.74%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FRANK FUNDS

BOARD OF TRUSTEES

JUNE 30, 2018 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Each Trustee has an indefinite term.

Name, Address[1] and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Jason W. Frey Year of Birth: 1979	Trustee	Indefinite/ June 2004 - present	Software Developer, Red Hat Inc., an enterprise software company, December 2012 to present; ManageIQ, Inc., a virtualization software company, October 2007 to December 2012	3	None
Andrea Nitta Year of Birth: 1982	Trustee	Indefinite/ December 2009 - present	Accounting Manager, WEI Mortgage Corporation, May 2016 to present. Assistant Controller, Radiology Affiliates Imaging, March 2015 to November 2015; Senior Accountant, Security Atlantic Mortgage / REMM, mortgage company, May 2006 to March 2015	3	None
Hemanshu Patel Year of Birth: 1984	Trustee	Indefinite/ December 2009 - present	Vice President, North Castle Partners, private equity firm, February 2016 to present. Vice President, J. W. Childs Associates, private equity firm, November 2007 to February 2016	3	None

1 The address of each trustee is c/o Frank Funds, 781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust. Each Trustee and Officer of the Trust has an indefinite term.

Name, Address[1] and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Brian J. Frank[2] Year of Birth: 1981	President, Treasurer, Chief Compliance Officer, and Trustee	Indefinite/Treasurer, Secretary and Chief Compliance Officer, June 2004 – present; President and Trustee, September 2009 - present	Managing Partner of Frank Capital Partners LLC since June 2003	3	None
Monique M. Weiss[2] Year of Birth: 1969	Secretary	Indefinite/September 2009 - present	Self-employed, Consultant to Mutual Fund Industry, 2006 – present	N/A	None

1 The address of each officer and trustee is c/o Frank Funds, 781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149.

2 Brian Frank is considered an “Interested” Trustee, as defined in the 1940 Act, because he is affiliated with the Adviser.  Brian Frank and Monique Weiss are married.

Additional information regarding the Trustees and Officers is available in the Funds’ Statement of Additional Information.

FRANK FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2018 (UNAUDITED)

Each Fund’s Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 217-5426 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling (888) 217-5426 and (2) from the documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Each Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on September 30 and March 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling (888) 217-5426.

Advisory Renewal Agreement

Frank Fund

The Management Agreement between the Trust and Frank Capital Partners LLC (“Frank Capital”) as to the Frank Value Fund was approved by the Board of Trustees (the “Trustees”), including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Management Agreement (collectively, the “Independent Trustees”), at an in-person meeting held on June 16, 2018.  The Trustees reviewed a memorandum describing the Trustees’ duties when considering the Management Agreement renewal.

 As to the nature, extent, and quality of the services provided by Frank Capital, the Board considered Frank Capital’s investment philosophy.  In addition, the Trustees reviewed Frank Capital’s Form ADV Parts 1 and 2, which described the operations and policies of Frank Capital.  The Trustees reviewed a report prepared by Frank Capital for the Trustees with information relevant to their deliberations (the “Report”).  The Report included information regarding, among other things, the personnel of Frank Capital and Frank Capital’s compliance activities.  Frank Capital certified to the Board that it had complied with the Trust’s Code of Ethics.  Based on this information and their discussions with the President of Frank Funds, the Trustees concluded that Frank Capital has provided high quality advisory services to the Frank Value Fund, and that the nature and extent of services provided by Frank Capital were reasonable and consistent with the Board’s expectations.

As to the Frank Value Fund’s performance, the Trustees reviewed information in the Report regarding the Frank Value Fund’s returns since inception and for the year ended March 31, 2018.  The Frank Value Fund’s performance was compared to the S&P 500 Total Return Index as well as the Midcap Blend peer group. The Board noted that the Frank Value Fund’s performance trailed the performance of the S&P 500 Total Return Index since inception.  After discussion with the President of the Trust, the Board concluded that using the S&P 500 Total Return and Midcap Blend Category are appropriate benchmarks for comparison purposes.

The Trustees reviewed information in the Report comparing the expense ratio of the Frank Value Fund to those of the peer group.  The Board noted that the Frank Value Fund's Institutional Class net expense ratio is 1.24%, which is more than the 1.06% Morningstar peer group average but less than the peer group high of 2.88%. They further noted that the management fees for the Frank Value Fund are 0.99% while the peer group average is 0.91% and the high is 1.50%. The Board agreed that the total expense ratio compared favorably to the peer group and the management fee was fair and reasonable considering the assets in the Frank Value Fund.

As to profits realized by Frank Capital, the Board reviewed information regarding Frank Capital’s income and expense statement for calendar 2017. The Board concluded that Frank Capital has adequate resources to fulfill its responsibilities under the Agreement.  The Board noted that it believes Frank Capital Partners LLC is doing a great job managing costs for the Frank Value Fund. They observed that Frank Capital Partners LLC is keeping costs low by performing much of the work that would normally be performed by third parties, such as preparation of Board minutes and exhibits. The Board then discussed additional benefits received by Frank Capital from the Frank Value Fund, and agreed there were none. They concluded that Frank Capital was not excessively profitable. A discussion of economies of scale involved future asset level of the Frank Value Fund.

As a result of their deliberations, the Trustees, including the Independent Trustees, determined that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement, and that the renewal of the Management Agreement was in the best interests of the Trust and the Frank Value Fund’s shareholders.  Accordingly, they approved the continuation of the Management Agreement for an additional year.

Baldwin Fund

The Management Agreement between the Trust and Leigh Baldwin & Co., LLC (“Leigh Baldwin”) as to the Leigh Baldwin Total Return Fund was approved by the Board of Trustees (the “Trustees”), including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Management Agreement (collectively, the “Independent Trustees”), at an in-person meeting held on June 16, 2018. The Trustees reviewed a memorandum describing the Trustees’ duties when considering the Management Agreement renewal.

 As to the nature, extent, and quality of the services provided by Leigh Baldwin, the Board considered Leigh Baldwin’s investment philosophy. In addition, the Trustees reviewed Leigh Baldwin’s Form ADV Parts 1 and 2, which described the operations and policies of Leigh Baldwin.  The Trustees reviewed a report prepared by Leigh Baldwin for the Trustees with information relevant to their deliberations (the “Report”).  The Report included information regarding, among other things, the personnel of Leigh Baldwin and Leigh Baldwin’s compliance activities. Leigh Baldwin certified to the Board that it had complied with the Trust’s Code of Ethics. Based on this information and their discussions with the President of Frank Funds, the Trustees concluded that Leigh Baldwin has provided high quality advisory services to the Leigh Baldwin Total Return Fund, and that the nature and extent of services provided by Leigh Baldwin were reasonable and consistent with the Board’s expectations.

As to the Leigh Baldwin Total Return Fund’s performance, the Trustees reviewed information in the Report regarding the Leigh Baldwin Total Return Fund’s returns since inception and for the year ended March 31, 2018.  The Leigh Baldwin Total Return Fund’s performance was compared to the HFRX Market Neutral Index as well as the Market Neutral peer group. The Board noted that the Leigh Baldwin Total Return Fund’s performance trailed the performance of the HFRX Market Neutral Index since inception. After discussion with the President of the Trust, the Board concluded that using the HFRX Market Neutral Index and Market Neutral Category are appropriate benchmarks for comparison purposes.

The Trustees reviewed information in the Report comparing the expense ratio of the Leigh Baldwin Total Return Fund to those of the peer group.  The Board noted that the Leigh Baldwin Total Return Fund's net expense ratio is 1.75%, which is more than the 1.29% Morningstar peer group average but less than the median of 1.18%.  They further noted that the management fees for the Leigh Baldwin Total Return Fund are 0.45% while the peer group average is 0.79%. The Board agreed that the total expense ratio compared favorably to the peer group and the management fee was fair and reasonable considering the assets in the Leigh Baldwin Total Return Fund.

As to profits realized by Leigh Baldwin, the Board reviewed information regarding Leigh Baldwin’s income and expense statement for calendar 2017. The Board concluded that Leigh Baldwin has adequate resources to fulfill its responsibilities under the Agreement. The Board noted that it believes Frank Capital Partners LLC is doing a great job managing costs for the Leigh Baldwin Total Return Fund. They observed that Frank Capital Partners LLC is keeping costs low by performing much of the work that would normally be performed by third parties, such as preparation of Board minutes and exhibits. The Board then discussed additional benefits received by Leigh Baldwin from the Leigh Baldwin Total Return Fund, and agreed there were none. They concluded that Leigh Baldwin was not excessively profitable, and that a discussion of economies of scale was not relevant at this time due to the small size of the Leigh Baldwin Total Return Fund.

As a result of their deliberations, the Trustees, including the Independent Trustees, determined that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement, and that the renewal of the Management Agreement was in the best interests of the Trust and the Leigh Baldwin Total Return Fund’s shareholders.  Accordingly, they approved the continuation of the Management Agreement for an additional year.

Management Agreement

Camelot Event Driven Fund

The Trust has been organized to engage in the business of an investment company.  Camelot Event Driven Advisors, LLC (“Camelot Advisors”) has been selected to act as the sole investment adviser of the Camelot Event Driven Fund (the “Fund”), as series of the Trust and to provide certain other services, as more fully set forth below, and Camelot Advisors is willing to act as such investment adviser and to perform such services under the terms and conditions hereinafter set forth.  Accordingly, the Trust agrees with Camelot Advisors as follows effective upon the date of the execution of this Agreement.

1.

ADVISORY SERVICES

Camelot Advisors will provide or arrange to be provided to the Fund such investment advice as Camelot Advisors in discretion deem advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objectives and policies.  Camelot Advisors will determine or arrange for others to determine the securities to be purchased for the Fund, the portfolio securities to be held or sold by the Fund and the portion of the Fund’s assets to be held uninvested, subject always to the Fund’s investment objectives, policies and restrictions, as each of the same shall be from time to time in effect, and subject further to such policies and instructions as the Board of Trustees of the Trust may from time to time establish.  Camelot Advisors may delegate any or all of the responsibilities, rights or duties described above to one or more sub-advisers who shall enter into agreements with Camelot Advisors, provided the agreements are approved and ratified by the Board of Trustees including a majority of the trustees who are not interested persons of Camelot Advisors or of the Trust, cast in person at a meeting called for the purpose of voting on such approval, and (if required under interpretations of the Investment Company Act of 1940, as amended (the “1940 Act”), by the Securities and Exchange Commission or its staff) by vote of the holders of a majority of the outstanding voting securities of the Fund.  Any such delegation shall not relieve Camelot Advisors from any liability hereunder.

Camelot Advisors will also advise and assist the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of the Board of Trustees and the appropriate committees of the Board regarding the conduct of the business of the Fund.  Camelot Advisors may delegate any of the responsibilities, rights or duties described above to one or more persons, provided Camelot Advisors notify the Trust and agree that such delegation does not relieve Camelot Advisors from any liability hereunder.

2.

ALLOCATION OF CHARGES AND EXPENSES

During the term of this Agreement, Camelot Advisors will pay all operating expenses of the Fund, including the compensation and expenses of any trustees, officers and employees of the Fund and of any other persons rendering any services to the Fund including any sub-adviser retained pursuant to Paragraph 1 above; clerical and shareholder service staff salaries; office space and other office expenses; fees and expenses incurred by the Fund in connection with membership in investment company organizations; legal, auditing and accounting expenses; expenses of registering shares under federal and state securities laws; insurance expenses; fees and expenses of the custodian, transfer agent, dividend disbursing agent, shareholder service agent, plan agent, administrator, accounting and pricing services agent and underwriter of the Fund; expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Fund; the cost of preparing and distributing reports and notices to shareholders, the cost of printing or preparing prospectuses and statements of additional information for delivery to the Fund’s current and prospective shareholders; the cost of printing or preparing stock certificates or any other documents, statements or reports to shareholders; expenses of shareholders’ meetings and proxy solicitations; advertising, promotion and other expenses incurred directly or indirectly in connection with the sale or distribution of the Fund’s shares (excluding expenses which the Fund is authorized to pay pursuant to Rule 12b-1 under the 1940 Act); and all other operating expenses not specifically assumed by the Fund.

The Fund will pay all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses of securities sold short) and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s trustees and officers with respect thereto.  The Fund will also pay expenses that it is authorized to pay pursuant to Rule 12b-1 under the 1940 Act.  Camelot Advisors may obtain reimbursement from the Fund, at such time or times as Camelot Advisors may determine in Camelot Advisors’ sole discretion, for any of the expenses advanced by Camelot Advisors, which the Fund is obligated to pay, and such reimbursement shall not be considered to be part of Camelot Advisors’ compensation pursuant to this Agreement.

3.

COMPENSATION OF THE ADVISER

For all of the services to be rendered and payments to be made by Camelot Advisors as provided in this Agreement, as of the last business day of each month, the Fund will pay Camelot Advisors a fee at the annual rate of 1.30% of the average value of its daily net assets.

The average value of the daily net assets of the Fund shall be determined pursuant to the applicable provisions of the Declaration of Trust of the Trust or a resolution of the Board, if required.  If, pursuant to such provisions, the determination of net asset value of the Fund is suspended for any particular business day, then for the purposes of this paragraph, the value of the net assets of the Fund as last determined shall be deemed to be the value of the net assets as of the close of the business day, or as of such other time as the value of the Fund’s net assets may lawfully be determined, on that day.  If the determination of the net asset value of the Fund has been suspended for a period including such month, Camelot Advisors’ compensation payable at the end of such month shall be computed on the basis of the value of the net assets of the Fund as last determined (whether during or prior to such month).

4.

PROXY VOTING

Camelot Advisors will vote all proxies solicited by or with respect to the issuers of securities in which assets of the Funds may be invested from time to time.  Such proxies will be voted in a manner that Camelot Advisors deem, in good faith, to be in the best interest of the Funds and in accordance with Camelot Advisors’ proxy voting policy.  Camelot Advisors agree to provide a copy of Camelot Advisors’ proxy voting policy, and any amendments thereto, to the Trust prior to the execution of this Agreement.

5.

CODE OF ETHICS

Camelot Advisors have adopted a written code of ethics complying with the requirements of Rule 17j-1 under the 1940 Act and will provide the Trust with a copy of the code and evidence of its adoption.  Within 45 days of the last calendar quarter of each year while this Agreement is in effect, Camelot Advisors will provide to the Board of Trustees of the Trust a written report that describes any issues arising under the code of ethics since the last report to the Board of Trustees, including, but not limited to, information about material violations of the code and sanctions imposed in response to the material violations; and which certifies that Camelot Advisors have adopted procedures reasonably necessary to prevent access persons (as that term is defined in Rule 17j-1) from violating the code.

6.

SERVICES NOT EXCLUSIVE

Camelot Advisors’ services to the Fund pursuant to this Agreement are not to be deemed to be exclusive, and it is understood that Camelot Advisors may render investment advice, management and other services to others, including other registered investment companies, provided, however, that such other services and activities do not, during the term of this Agreement, interfere in a material manner, with Camelot Advisors’ ability to meet all of their obligations with respect to rendering services to the Fund.

7.

EXECUTION OF PURCHASE AND SALE ORDERS

In connection with purchases or sales of portfolio securities for the account of the Fund, it is understood that Camelot Advisors will arrange for the placing of all orders for the purchase and sale of portfolio securities for the account with brokers or dealers selected by Camelot Advisors, subject to review of this selection by the Board from time to time.  Camelot Advisors will be responsible for the negotiation and the allocation of principal business and portfolio brokerage.  In the selection of such brokers or dealers and the placing of such orders, Camelot Advisors are directed at all times to seek for the Fund the best qualitative execution, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer.

Camelot Advisors should generally seek favorable prices and commission rates that are reasonable in relation to the benefits received.  In seeking best qualitative execution, Camelot Advisors are authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which Camelot Advisors exercise investment discretion.  Camelot Advisors are authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a Fund portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Camelot Advisors determine in good faith that the amount of the commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker or dealer.  The determination may be viewed in terms of either a particular transaction or Camelot Advisors’ overall responsibilities with respect to the Fund and to accounts over which Camelot Advisors exercise investment discretion.  The Fund and Camelot Advisors understand and acknowledge that, although the information may be useful to the Fund and Camelot Advisors, it is not possible to place a dollar value on such information.  The Board shall periodically review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits to the Fund.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best qualitative execution as described above, Camelot Advisors may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Subject to the provisions of the 1940 Act, and other applicable law, Camelot Advisors, any of Camelot Advisors’ affiliates or any affiliates of Camelot Advisors’ affiliates may retain compensation in connection with effecting the Fund’s portfolio transactions, including transactions effected through others.  If any occasion should arise in which Camelot Advisors give any advice to clients of their concerning the shares of the Fund, Camelot Advisors will act solely as investment counsel for such client and not in any way on behalf of the Fund.  Camelot Advisors’ services to the Fund pursuant to this Agreement are not to be deemed to be exclusive and it is understood that Camelot Advisors may render investment advice, management and other services to others, including other registered investment companies.

8.

LIMITATION OF LIABILITY OF ADVISER

Camelot Advisors may rely on information reasonably believed by Camelot Advisors to be accurate and reliable.  Except as may otherwise be required by the 1940 Act or the rules thereunder, neither Camelot Advisors nor the shareholders, members, officers, directors, employees, agents, control persons or affiliates of any thereof shall be subject to any liability for, or any damages, expenses or losses incurred by the Trust in connection with, any error of judgment, mistake of law, any act or omission connected with or arising out of any services rendered under, or payments made pursuant to, this Agreement or any other matter to which this Agreement relates, except by reason of willful misfeasance, bad faith or gross negligence on the part of any such persons in the performance of Camelot Advisors’ duties under this Agreement, or by reason of reckless disregard by any of such persons of Camelot Advisors’ obligations and duties under this Agreement.

Any person, even though also a director, officer, employee, member, shareholder or agent of Camelot Advisors, who may be or become an officer, director, trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or acting on any business of the Trust (other than services or business in connection with Camelot Advisors’ duties hereunder), to be rendering such services to or acting solely for the Trust and not as a director, officer, employee, member, shareholder or agent of Camelot Advisors, or one under Camelot Advisors’ control or direction, even though paid by Camelot Advisors.

9.

DURATION AND TERMINATION OF THIS AGREEMENT

This Agreement shall take effect on the date the Fund commences investment operations, and shall remain in force for a period of two (2) years from the date of its execution, and from year to year thereafter, subject to annual approval by (i) the Board or (ii) a vote of a majority of the outstanding voting securities of the Fund, provided that in either event continuance is also approved by a majority of the trustees who are not interested persons of Camelot Advisors or the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval.

This Agreement may, on sixty days written notice, be terminated with respect to the Fund, at any time without the payment of any penalty, by the Board, by a vote of a majority of the outstanding voting securities of the Fund, or by Camelot Advisors.  This Agreement shall automatically terminate in the event of its assignment.

10.

AMENDMENT OF THIS AGREEMENT

No provision of this Agreement may be changed, waived, discharged or terminated orally, and no amendment of this Agreement shall be effective until approved  by the Board, including a majority of the trustees who are not interested persons of Camelot Advisors or of the Trust, cast in person at a meeting called for the purpose of voting on such approval, and (if required under interpretations of the 1940 Act by the Securities and Exchange Commission or its staff) by vote of the holders of a majority of the outstanding voting securities of the series to which the amendment relates.

11.

LIMITATION OF LIABILITY TO TRUST PROPERTY

The term “The Frank Funds” means and refers to the Trust and the trustees from time to time serving under the Trust’s Declaration of Trust as the same may subsequently thereto have been, or subsequently hereto be, amended.  It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but bind only the trust property of the Trust, as provided in the Declaration of Trust of the Trust.  The execution and delivery of this Agreement have been authorized by the trustees and shareholders of the Trust and signed by officers of the Trust, acting as such, and neither such authorization by such trustees and shareholders nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Trust as provided in its Declaration of Trust.  A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of the State of Ohio.

12.

SEVERABILITY

In the event any provision of this Agreement is determined to be void or unenforceable, such determination shall not affect the remainder of this Agreement, which shall continue to be in force.

13.

BOOKS AND RECORDS

In compliance with the requirements of Rule 31a-3 under the 1940 Act, Camelot Advisors agree that all records that Camelot Advisors maintain for the Trust are the property of the Trust and Camelot Advisors agree to surrender promptly to the Trust such records upon the Trust’s request.  Camelot Advisors further agree to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act all records that Camelot Advisors maintain for the Trust that are required to be maintained by Rule 31a-1 under the 1940 Act.

14.

QUESTIONS OF INTERPRETATION

(a)

This Agreement shall be governed by the laws of the State of Ohio.

(b)

For the purpose of this Agreement, the terms “assignment,” “majority of the outstanding voting securities,” “control” and “interested person” shall have their respective meanings as defined in the 1940 Act and rules and regulations thereunder, subject, however, to such exemptions as may be granted by the Securities and Exchange Commission under the 1940 Act; and the term “brokerage and research services” shall have the meaning given in the Securities Exchange Act of 1934.

(c)

Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such term or provision of the 1940 Act and to interpretation thereof, if any, by the United States courts or in the absence of any controlling decision of any such court, by the Securities and Exchange Commission or its staff.  In addition, where the effect of a requirement of the 1940 Act, reflected in any provision of this Agreement, is revised by rule, regulation, order or interpretation of the Securities and Exchange Commission or its staff, such provision shall be deemed to incorporate the effect of such rule, regulation, order or interpretation.

15.

NOTICES

Any notices under this Agreement shall be in writing, addressed and delivered or mailed postage paid to the other party at such address as such other party may designate for the receipt of such notice.  Until further notice to the other party, it is agreed that the address of the Trust is 781 Crandon Blvd., Unit 602, Key Biscayne, FL 33149, and Camelot Advisors address for this purpose shall be Camelot Event-Driven Advisors, LLC, 1700 Woodlands Dr., Suite 100

Maumee, OH 43537.

16.

COUNTERPARTS

This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

17.

BINDING EFFECT

Each of the undersigned expressly warrants and represents that he has the full power and authority to sign this Agreement on behalf of the party indicated, and that his signature will operate to bind the party indicated to the foregoing terms.

18.

CAPTIONS

The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.

Board of Trustees

Brian J. Frank

Jason W. Frey

Andrea Nitta

Hemanshu Patel

Investment Advisers

Frank Capital Partners, LLC

781 Crandon Blvd., Unit 602

Key Biscayne, FL 33149

Leigh Baldwin & Co., LLC

112 Albany Street, P.O. Box 660

Cazenovia, NY 13035

Camelot Event-Driven Advisors, LLC

1700 Woodlands Dr., Suite 100

Maumee, OH 43537

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Value Fund and the Baldwin Fund. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. This is because the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2018

$ 33,000

FY 2017

$ 20,000

(b)

Audit-Related Fees

Registrant

Adviser

FY 2018

$ 0

$ 0

FY 2017

$ 0

$ 0

 (c)

Tax Fees

Registrant

Adviser

FY 2018

$ 6,000

$ 0

FY 2017

$ 4,000

$ 0

Nature of the fees:

Preparation of tax returns

(d)

All Other Fees

Registrant

Adviser

FY 2018

$ 0

$ 0

FY 2017

$ 0

$ 0

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2018

$ 6,000

$ 0

FY 2017

$ 4,000

$ 0

(h)

Not applicable.  The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herwith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANK FUNDS

By /s/ Brian J. Frank

     Brian J. Frank

     President & Treasurer

Date: September 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian J. Frank

     Brian J. Frank

     President & Treasurer

Date: September 10, 2018